UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.818350.105

AFF5-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.2%
	Shares	Value
Commodity Funds - 3.1%
Fidelity Series Commodity Strategy Fund	621,141	$ 6,174,144
Domestic Equity Funds - 29.1%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	134,627	5,939,747
Fidelity Advisor Equity Income Fund Institutional Class	142,199	2,754,397
Fidelity Advisor Growth & Income Fund Institutional Class	615,863	8,560,501
Fidelity Advisor Large Cap Fund Institutional Class	557,399	8,294,096
Fidelity Advisor Small Cap Fund Institutional Class (a)	131,697	2,888,106
Fidelity Series 100 Index Fund	848,285	6,183,995
Fidelity Series All-Sector Equity Fund	1,099,283	11,707,364
Fidelity Series Large Cap Value Fund	875,242	9,058,751
Fidelity Series Small Cap Opportunities Fund (a)	365,369	2,970,449
TOTAL DOMESTIC EQUITY FUNDS		58,357,406
TOTAL DOMESTIC EQUITY FUNDS (Cost $69,275,883)		64,531,550
International Equity Funds - 9.6%

Developed International Equity Funds - 8.3%
Fidelity Advisor Diversified International Fund Institutional Class	377,506	4,930,229
Fidelity Advisor Overseas Fund Institutional Class	343,570	4,940,543
Fidelity Series International Growth Fund	354,238	3,092,501
Fidelity Series International Small Cap Fund	66,025	614,031
Fidelity Series International Value Fund	371,270	3,007,290
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		16,584,594
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund	174,497	2,643,636
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,590,856)		19,228,230
Bond Funds - 38.0%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,171,535	$ 10,110,351
Inflation-Protected Bond Funds - 6.7%
Fidelity Series Inflation-Protected Bond Index Fund	1,276,302	13,375,643
Investment Grade Bond Funds - 26.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,090,103	9,320,381
Fidelity Advisor Total Bond Fund Institutional Class	155,950	1,687,383
Fidelity Series Investment Grade Bond Fund	3,552,195	41,631,727
TOTAL INVESTMENT GRADE BOND FUNDS		52,639,491
TOTAL BOND FUNDS (Cost $73,714,375)		76,125,485
Short-Term Funds - 20.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,213,140	20,338,760
Fidelity Institutional Money Market Portfolio Institutional Class	20,241,084	20,241,084
TOTAL SHORT-TERM FUNDS (Cost $40,452,821)		40,579,844
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $207,033,935)	200,465,109
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49,170)
NET ASSETS - 100%	$ 200,415,939
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $209,753,791. Net unrealized depreciation aggregated $9,288,682, of which $6,685,495 related to appreciated investment securities and $15,974,177 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.818354.105

AFF10-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund	2,747,310	$ 27,308,257
Domestic Equity Funds - 32.6%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	585,007	25,810,525
Fidelity Advisor Equity Income Fund Institutional Class	622,146	12,050,972
Fidelity Advisor Growth & Income Fund Institutional Class	2,685,023	37,321,826
Fidelity Advisor Large Cap Fund Institutional Class	2,427,470	36,120,747
Fidelity Advisor Small Cap Fund Institutional Class (a)	573,518	12,577,252
Fidelity Series 100 Index Fund	3,705,351	27,012,011
Fidelity Series All-Sector Equity Fund	4,799,260	51,112,115
Fidelity Series Large Cap Value Fund	3,812,915	39,463,675
Fidelity Series Small Cap Opportunities Fund (a)	1,591,189	12,936,368
TOTAL DOMESTIC EQUITY FUNDS		254,405,491
TOTAL DOMESTIC EQUITY FUNDS (Cost $301,005,461)		281,713,748
International Equity Funds - 11.8%

Developed International Equity Funds - 10.2%
Fidelity Advisor Diversified International Fund Institutional Class	1,824,162	23,823,562
Fidelity Advisor Overseas Fund Institutional Class	1,653,771	23,781,221
Fidelity Series International Growth Fund	1,667,693	14,558,958
Fidelity Series International Small Cap Fund	323,038	3,004,256
Fidelity Series International Value Fund	1,753,521	14,203,523
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		79,371,520
Emerging Markets Equity Funds - 1.6%
Fidelity Series Emerging Markets Fund	828,580	12,552,988
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $110,806,089)		91,924,508
Bond Funds - 41.4%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,577,255	$ 39,501,707
Inflation-Protected Bond Funds - 6.9%
Fidelity Series Inflation-Protected Bond Index Fund	5,118,809	53,645,117
Investment Grade Bond Funds - 29.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,755,482	40,659,373
Fidelity Advisor Total Bond Fund Institutional Class	679,012	7,346,906
Fidelity Series Investment Grade Bond Fund	15,488,597	181,526,352
TOTAL INVESTMENT GRADE BOND FUNDS		229,532,631
TOTAL BOND FUNDS (Cost $313,287,461)		322,679,455
Short-Term Funds - 10.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,547,174	41,788,533
Fidelity Institutional Money Market Portfolio Institutional Class	41,592,392	41,592,392
TOTAL SHORT-TERM FUNDS (Cost $83,630,818)		83,380,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $808,729,829)	779,698,636
NET OTHER ASSETS (LIABILITIES) - 0.0%	(234,772)
NET ASSETS - 100%	$ 779,463,864
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $812,884,309. Net unrealized depreciation aggregated $33,185,673, of which $28,363,840 related to appreciated investment securities and $61,549,513 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.818355.105

AFF15-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund	4,504,692	$ 44,776,642
Domestic Equity Funds - 33.7%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	966,955	42,662,034
Fidelity Advisor Equity Income Fund Institutional Class	1,021,119	19,779,081
Fidelity Advisor Growth & Income Fund Institutional Class	4,438,984	61,701,879
Fidelity Advisor Large Cap Fund Institutional Class	4,008,862	59,651,862
Fidelity Advisor Small Cap Fund Institutional Class (a)	946,668	20,760,426
Fidelity Series 100 Index Fund	6,118,225	44,601,858
Fidelity Series All-Sector Equity Fund	7,924,350	84,394,325
Fidelity Series Large Cap Value Fund	6,304,819	65,254,878
Fidelity Series Small Cap Opportunities Fund (a)	2,637,052	21,439,235
TOTAL DOMESTIC EQUITY FUNDS		420,245,578
TOTAL DOMESTIC EQUITY FUNDS (Cost $505,147,696)		465,022,220
International Equity Funds - 12.2%

Developed International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,029,346	39,563,265
Fidelity Advisor Overseas Fund Institutional Class	2,746,370	39,492,805
Fidelity Series International Growth Fund	2,748,111	23,991,011
Fidelity Series International Small Cap Fund	529,326	4,922,733
Fidelity Series International Value Fund	2,890,737	23,414,967
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		131,384,781
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	1,365,631	20,689,310
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $182,054,537)		152,074,091
Bond Funds - 41.0%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,494,851	$ 64,680,564
Inflation-Protected Bond Funds - 6.3%
Fidelity Series Inflation-Protected Bond Index Fund	7,518,870	78,797,757
Investment Grade Bond Funds - 29.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,588,607	64,882,591
Fidelity Advisor Total Bond Fund Institutional Class	1,087,705	11,768,972
Fidelity Series Investment Grade Bond Fund	24,855,493	291,306,373
TOTAL INVESTMENT GRADE BOND FUNDS		367,957,936
TOTAL BOND FUNDS (Cost $495,900,303)		511,436,257
Short-Term Funds - 9.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,492,350	59,664,701
Fidelity Institutional Money Market Portfolio Institutional Class	59,256,011	59,256,011
TOTAL SHORT-TERM FUNDS (Cost $118,679,726)		118,920,712
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,301,782,262)	1,247,453,280
NET OTHER ASSETS (LIABILITIES) - 0.0%	(346,743)
NET ASSETS - 100%	$ 1,247,106,537
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,306,662,003. Net unrealized depreciation aggregated $59,208,723, of which $47,294,913 related to appreciated investment securities and $106,503,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.818359.105

AFF20-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.4%
	Shares	Value
Commodity Funds - 4.4%
Fidelity Series Commodity Strategy Fund	8,833,783	$ 87,807,799
Domestic Equity Funds - 41.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,893,908	83,559,237
Fidelity Advisor Equity Income Fund Institutional Class	1,998,147	38,704,103
Fidelity Advisor Growth & Income Fund Institutional Class	8,675,318	120,586,919
Fidelity Advisor Large Cap Fund Institutional Class	7,839,267	116,648,298
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,848,678	40,541,517
Fidelity Series 100 Index Fund	11,973,435	87,286,339
Fidelity Series All-Sector Equity Fund	15,486,791	164,934,324
Fidelity Series Large Cap Value Fund	12,346,173	127,782,889
Fidelity Series Small Cap Opportunities Fund (a)	5,143,124	41,813,596
TOTAL DOMESTIC EQUITY FUNDS		821,857,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $969,799,408)		909,665,021
International Equity Funds - 14.9%

Developed International Equity Funds - 12.9%
Fidelity Advisor Diversified International Fund Institutional Class	5,929,439	77,438,476
Fidelity Advisor Overseas Fund Institutional Class	5,375,514	77,299,889
Fidelity Series International Growth Fund	5,388,174	47,038,763
Fidelity Series International Small Cap Fund	1,029,932	9,578,369
Fidelity Series International Value Fund	5,659,319	45,840,481
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		257,195,978
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	2,676,481	40,548,687
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $351,387,370)		297,744,665
Bond Funds - 36.7%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,287,068	$ 140,557,400
Inflation-Protected Bond Funds - 4.7%
Fidelity Series Inflation-Protected Bond Index Fund	8,977,873	94,088,106
Investment Grade Bond Funds - 25.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,322,348	88,256,075
Fidelity Advisor Total Bond Fund Institutional Class	1,485,817	16,076,537
Fidelity Series Investment Grade Bond Fund	33,889,860	397,189,160
TOTAL INVESTMENT GRADE BOND FUNDS		501,521,772
TOTAL BOND FUNDS (Cost $717,741,503)		736,167,278
Short-Term Funds - 3.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,326,099	30,566,848
Fidelity Institutional Money Market Portfolio Institutional Class	30,422,617	30,422,617
TOTAL SHORT-TERM FUNDS (Cost $60,625,192)		60,989,465
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,099,553,473)	2,004,566,429
NET OTHER ASSETS (LIABILITIES) - 0.0%	(578,614)
NET ASSETS - 100%	$ 2,003,987,815
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,108,087,056. Net unrealized depreciation aggregated $103,520,627, of which $80,038,166 related to appreciated investment securities and $183,558,793 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.818367.105

AFF25-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund	6,963,470	$ 69,216,892
Domestic Equity Funds - 46.6%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,492,104	65,831,618
Fidelity Advisor Equity Income Fund Institutional Class	1,570,266	30,416,057
Fidelity Advisor Growth & Income Fund Institutional Class	6,823,451	94,845,969
Fidelity Advisor Large Cap Fund Institutional Class	6,170,018	91,809,862
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,456,595	31,943,136
Fidelity Series 100 Index Fund	9,418,382	68,660,002
Fidelity Series All-Sector Equity Fund	12,199,348	129,923,060
Fidelity Series Large Cap Value Fund	9,715,165	100,551,953
Fidelity Series Small Cap Opportunities Fund (a)	4,057,089	32,984,133
TOTAL DOMESTIC EQUITY FUNDS		646,965,790
TOTAL DOMESTIC EQUITY FUNDS (Cost $766,962,076)		716,182,682
International Equity Funds - 16.9%

Developed International Equity Funds - 14.6%
Fidelity Advisor Diversified International Fund Institutional Class	4,650,577	60,736,542
Fidelity Advisor Overseas Fund Institutional Class	4,225,646	60,764,786
Fidelity Series International Growth Fund	4,246,441	37,071,432
Fidelity Series International Small Cap Fund	807,570	7,510,402
Fidelity Series International Value Fund	4,452,082	36,061,860
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		202,145,022
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	2,104,773	31,887,313
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $274,248,135)		234,032,335
Bond Funds - 31.5%
	Shares	Value
High Yield Bond Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,411,774	$ 107,113,608
Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund	3,621,939	37,957,922
Investment Grade Bond Funds - 21.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,994,177	51,250,210
Fidelity Advisor Total Bond Fund Institutional Class	871,077	9,425,051
Fidelity Series Investment Grade Bond Fund	19,725,682	231,184,997
TOTAL INVESTMENT GRADE BOND FUNDS		291,860,258
TOTAL BOND FUNDS (Cost $425,311,610)		436,931,788
Short-Term Funds - 0.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	342	3,142
Fidelity Institutional Money Market Portfolio Institutional Class	3,111	3,111
TOTAL SHORT-TERM FUNDS (Cost $6,240)		6,253
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,466,528,061)	1,387,153,058
NET OTHER ASSETS (LIABILITIES) - 0.0%	(366,615)
NET ASSETS - 100%	$ 1,386,786,443
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,472,524,376. Net unrealized depreciation aggregated $85,371,318, of which $62,972,991 related to appreciated investment securities and $148,344,309 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.818364.105

AFF30-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.0%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund	8,727,356	$ 86,749,915
Domestic Equity Funds - 50.6%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,877,163	82,820,428
Fidelity Advisor Equity Income Fund Institutional Class	1,973,221	38,221,295
Fidelity Advisor Growth & Income Fund Institutional Class	8,594,197	119,459,342
Fidelity Advisor Large Cap Fund Institutional Class	7,767,946	115,587,043
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,829,079	40,111,693
Fidelity Series 100 Index Fund	11,846,613	86,361,812
Fidelity Series All-Sector Equity Fund	15,336,838	163,337,322
Fidelity Series Large Cap Value Fund	12,233,989	126,621,785
Fidelity Series Small Cap Opportunities Fund (a)	5,091,362	41,392,777
TOTAL DOMESTIC EQUITY FUNDS		813,913,497
TOTAL DOMESTIC EQUITY FUNDS (Cost $964,436,769)		900,663,412
International Equity Funds - 18.3%

Developed International Equity Funds - 15.8%
Fidelity Advisor Diversified International Fund Institutional Class	5,863,624	76,578,928
Fidelity Advisor Overseas Fund Institutional Class	5,315,814	76,441,402
Fidelity Series International Growth Fund	5,330,609	46,536,217
Fidelity Series International Small Cap Fund	1,027,015	9,551,236
Fidelity Series International Value Fund	5,576,826	45,172,293
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		254,280,076

	Shares	Value
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	2,644,017	$ 40,056,851
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $345,451,209)		294,336,927
Bond Funds - 25.7%

High Yield Bond Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	14,447,511	124,682,021
Inflation-Protected Bond Funds - 0.5%
Fidelity Series Inflation-Protected Bond Index Fund	707,651	7,416,178
Investment Grade Bond Funds - 17.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,788,674	49,493,160
Fidelity Advisor Total Bond Fund Institutional Class	840,075	9,089,615
Fidelity Series Investment Grade Bond Fund	19,093,327	223,773,787
TOTAL INVESTMENT GRADE BOND FUNDS		282,356,562
TOTAL BOND FUNDS (Cost $405,535,838)		414,454,761
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,715,423,816)	1,609,455,100
NET OTHER ASSETS (LIABILITIES) - 0.0%	(450,371)
NET ASSETS - 100%	$ 1,609,004,729
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,722,614,050. Net unrealized depreciation aggregated $113,158,950, of which $67,437,574 related to appreciated investment securities and $180,596,524 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.818365.105

AFF35-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Commodity Funds - 5.9%
Fidelity Series Commodity Strategy Fund	5,450,688	$ 54,179,840
Domestic Equity Funds - 55.5%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,165,612	51,426,786
Fidelity Advisor Equity Income Fund Institutional Class	1,226,157	23,750,655
Fidelity Advisor Growth & Income Fund Institutional Class	5,335,774	74,167,257
Fidelity Advisor Large Cap Fund Institutional Class	4,823,100	71,767,724
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,141,235	25,027,284
Fidelity Series 100 Index Fund	7,373,515	53,752,926
Fidelity Series All-Sector Equity Fund	9,537,011	101,569,166
Fidelity Series Large Cap Value Fund	7,599,670	78,656,584
Fidelity Series Small Cap Opportunities Fund (a)	3,159,927	25,690,207
TOTAL DOMESTIC EQUITY FUNDS		505,808,589
TOTAL DOMESTIC EQUITY FUNDS (Cost $602,433,144)		559,988,429
International Equity Funds - 20.1%

Developed International Equity Funds - 17.4%
Fidelity Advisor Diversified International Fund Institutional Class	3,638,666	47,520,985
Fidelity Advisor Overseas Fund Institutional Class	3,298,663	47,434,779
Fidelity Series International Growth Fund	3,326,958	29,044,340
Fidelity Series International Small Cap Fund	635,942	5,914,265
Fidelity Series International Value Fund	3,486,923	28,244,073
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		158,158,442

	Shares	Value
Emerging Markets Equity Funds - 2.7%
Fidelity Series Emerging Markets Fund	1,649,906	$ 24,996,074
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $213,388,362)		183,154,516
Bond Funds - 18.5%

High Yield Bond Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,239,890	71,110,250
Investment Grade Bond Funds - 10.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,996,512	17,070,180
Fidelity Advisor Total Bond Fund Institutional Class	289,317	3,130,412
Fidelity Series Investment Grade Bond Fund	6,573,043	77,036,068
TOTAL INVESTMENT GRADE BOND FUNDS		97,236,660
TOTAL BOND FUNDS (Cost $163,983,233)		168,346,910
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $979,804,739)	911,489,855
NET OTHER ASSETS (LIABILITIES) - 0.0%	(238,051)
NET ASSETS - 100%	$ 911,251,804
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $983,435,565. Net unrealized depreciation aggregated $71,945,710, of which $41,439,052 related to appreciated investment securities and $113,384,762 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.818366.105

AFF40-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund	6,718,644	$ 66,783,318
Domestic Equity Funds - 56.4%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,440,464	63,553,265
Fidelity Advisor Equity Income Fund Institutional Class	1,515,174	29,348,914
Fidelity Advisor Growth & Income Fund Institutional Class	6,605,213	91,812,459
Fidelity Advisor Large Cap Fund Institutional Class	5,966,185	88,776,836
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,411,356	30,951,038
Fidelity Series 100 Index Fund	9,109,588	66,408,899
Fidelity Series All-Sector Equity Fund	11,788,200	125,544,333
Fidelity Series Large Cap Value Fund	9,402,677	97,317,704
Fidelity Series Small Cap Opportunities Fund (a)	3,917,912	31,852,626
TOTAL DOMESTIC EQUITY FUNDS		625,566,074
TOTAL DOMESTIC EQUITY FUNDS (Cost $786,939,355)		692,349,392
International Equity Funds - 20.4%

Developed International Equity Funds - 17.6%
Fidelity Advisor Diversified International Fund Institutional Class	4,505,921	58,847,334
Fidelity Advisor Overseas Fund Institutional Class	4,084,920	58,741,151
Fidelity Series International Growth Fund	4,102,374	35,813,728
Fidelity Series International Small Cap Fund	786,422	7,313,727
Fidelity Series International Value Fund	4,300,670	34,835,425
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		195,551,365

	Shares	Value
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	2,038,870	$ 30,888,873
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $288,912,601)		226,440,238
Bond Funds - 17.2%

High Yield Bond Funds - 9.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,619,272	100,274,320
Investment Grade Bond Funds - 8.2%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,847,112	15,792,809
Fidelity Advisor Total Bond Fund Institutional Class	275,193	2,977,586
Fidelity Series Investment Grade Bond Fund	6,117,872	71,701,461
TOTAL INVESTMENT GRADE BOND FUNDS		90,471,856
TOTAL BOND FUNDS (Cost $198,275,313)		190,746,176
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,274,127,269)	1,109,535,806
NET OTHER ASSETS (LIABILITIES) - 0.0%	(328,308)
NET ASSETS - 100%	$ 1,109,207,498
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,278,460,135. Net unrealized depreciation aggregated $168,924,329, of which $18,912,167 related to appreciated investment securities and $187,836,496 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.833434.104

AFF45-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Commodity Funds - 6.2%
Fidelity Series Commodity Strategy Fund	1,764,384	$ 17,537,973
Domestic Equity Funds - 57.2%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	373,461	16,477,121
Fidelity Advisor Equity Income Fund Institutional Class	387,985	7,515,277
Fidelity Advisor Growth & Income Fund Institutional Class	1,710,425	23,774,903
Fidelity Advisor Large Cap Fund Institutional Class	1,545,655	22,999,343
Fidelity Advisor Small Cap Fund Institutional Class (a)	365,561	8,016,759
Fidelity Series 100 Index Fund	2,364,846	17,239,728
Fidelity Series All-Sector Equity Fund	3,054,334	32,528,660
Fidelity Series Large Cap Value Fund	2,444,379	25,299,323
Fidelity Series Small Cap Opportunities Fund (a)	1,013,965	8,243,533
TOTAL DOMESTIC EQUITY FUNDS		162,094,647
TOTAL DOMESTIC EQUITY FUNDS (Cost $186,316,909)		179,632,620
International Equity Funds - 20.8%

Developed International Equity Funds - 17.9%
Fidelity Advisor Diversified International Fund Institutional Class	1,159,808	15,147,092
Fidelity Advisor Overseas Fund Institutional Class	1,053,382	15,147,626
Fidelity Series International Growth Fund	1,077,249	9,404,385
Fidelity Series International Small Cap Fund	205,180	1,908,176
Fidelity Series International Value Fund	1,133,430	9,180,781
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		50,788,060

	Shares	Value
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	532,372	$ 8,065,435
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $65,974,763)		58,853,495
Bond Funds - 15.8%

High Yield Bond Funds - 10.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,416,803	29,487,006
Investment Grade Bond Funds - 5.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	308,329	2,636,215
Fidelity Advisor Total Bond Fund Institutional Class	44,928	486,121
Fidelity Series Investment Grade Bond Fund	1,026,859	12,034,786
TOTAL INVESTMENT GRADE BOND FUNDS		15,157,122
TOTAL BOND FUNDS (Cost $42,034,967)		44,644,128
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $294,326,639)	283,130,243
NET OTHER ASSETS (LIABILITIES) - 0.0%	(68,879)
NET ASSETS - 100%	$ 283,061,364
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $296,188,067. Net unrealized depreciation aggregated $13,057,824, of which $16,811,657 related to appreciated investment securities and $29,869,481 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.833438.104

AFF50-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.3%
	Shares	Value
Commodity Funds - 6.5%
Fidelity Series Commodity Strategy Fund	1,513,365	$ 15,042,851
Domestic Equity Funds - 59.8%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	318,048	14,032,288
Fidelity Advisor Equity Income Fund Institutional Class	330,971	6,410,912
Fidelity Advisor Growth & Income Fund Institutional Class	1,457,959	20,265,632
Fidelity Advisor Large Cap Fund Institutional Class	1,317,713	19,607,571
Fidelity Advisor Small Cap Fund Institutional Class (a)	311,457	6,830,255
Fidelity Series 100 Index Fund	2,015,754	14,694,848
Fidelity Series All-Sector Equity Fund	2,605,061	27,743,900
Fidelity Series Large Cap Value Fund	2,083,475	21,563,972
Fidelity Series Small Cap Opportunities Fund (a)	864,771	7,030,590
TOTAL DOMESTIC EQUITY FUNDS		138,179,968
TOTAL DOMESTIC EQUITY FUNDS (Cost $161,162,672)		153,222,819
International Equity Funds - 22.7%

Developed International Equity Funds - 19.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,041,984	13,608,316
Fidelity Advisor Overseas Fund Institutional Class	946,229	13,606,780
Fidelity Series International Growth Fund	956,665	8,351,687
Fidelity Series International Small Cap Fund	182,590	1,698,088
Fidelity Series International Value Fund	1,004,964	8,140,209
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		45,405,080

	Shares	Value
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund	472,010	$ 7,150,950
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $59,338,856)		52,556,030
Bond Funds - 11.0%

High Yield Bond Funds - 10.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,800,252	24,166,177
Investment Grade Bond Funds - 0.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	25,481	217,859
Fidelity Advisor Total Bond Fund Institutional Class	4,587	49,626
Fidelity Series Investment Grade Bond Fund	86,067	1,008,706
TOTAL INVESTMENT GRADE BOND FUNDS		1,276,191
TOTAL BOND FUNDS (Cost $23,680,677)		25,442,368
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $244,182,205)	231,221,217
NET OTHER ASSETS (LIABILITIES) - 0.0%	(59,540)
NET ASSETS - 100%	$ 231,161,677
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $245,933,226. Net unrealized depreciation aggregated $14,712,009, of which $12,831,580 related to appreciated investment securities and $27,543,589 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.818360.105

AFF-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund	179,385	$ 1,783,085
Domestic Equity Funds - 14.3%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	79,265	3,497,170
Fidelity Advisor Equity Income Fund Institutional Class	83,795	1,623,118
Fidelity Advisor Growth & Income Fund Institutional Class	362,608	5,040,257
Fidelity Advisor Large Cap Fund Institutional Class	327,438	4,872,280
Fidelity Advisor Small Cap Fund Institutional Class (a)	77,004	1,688,702
Fidelity Series 100 Index Fund	500,932	3,651,797
Fidelity Series All-Sector Equity Fund	648,251	6,903,871
Fidelity Series Large Cap Value Fund	515,184	5,332,157
Fidelity Series Small Cap Opportunities Fund (a)	215,093	1,748,706
TOTAL DOMESTIC EQUITY FUNDS		34,358,058
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,129,967)		36,141,143
International Equity Funds - 3.3%

Developed International Equity Funds - 2.8%
Fidelity Advisor Diversified International Fund Institutional Class	155,261	2,027,704
Fidelity Advisor Overseas Fund Institutional Class	140,744	2,023,898
Fidelity Series International Growth Fund	142,312	1,242,381
Fidelity Series International Small Cap Fund	27,357	254,416
Fidelity Series International Value Fund	149,217	1,208,661
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		6,757,060
Emerging Markets Equity Funds - 0.5%
Fidelity Series Emerging Markets Fund	70,675	1,070,733
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,538,787)		7,827,793
Bond Funds - 41.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,381,501	$ 11,922,353
Inflation-Protected Bond Funds - 7.7%
Fidelity Series Inflation-Protected Bond Index Fund	1,754,950	18,391,878
Investment Grade Bond Funds - 28.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,416,394	12,110,166
Fidelity Advisor Total Bond Fund Institutional Class	204,224	2,209,708
Fidelity Series Investment Grade Bond Fund	4,624,817	54,202,851
TOTAL INVESTMENT GRADE BOND FUNDS		68,522,725
TOTAL BOND FUNDS (Cost $95,096,842)		98,836,956
Short-Term Funds - 40.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,313,759	48,833,445
Fidelity Institutional Money Market Portfolio Institutional Class	48,557,914	48,557,914
TOTAL SHORT-TERM FUNDS (Cost $97,487,924)		97,391,359
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $239,253,520)	240,197,251
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76,422)
NET ASSETS - 100%	$ 240,120,829
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $240,384,792. Net unrealized depreciation aggregated $187,541, of which $7,726,784 related to appreciated investment securities and $7,914,325 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

June 30, 2010

1.818351.105

F00-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.7%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund	2,220,318	$ 22,069,961
Domestic Equity Funds - 15.3%
Fidelity Blue Chip Growth Fund	369,692	13,005,758
Fidelity Disciplined Equity Fund	2,201,025	42,589,841
Fidelity Equity-Income Fund	435,697	15,820,154
Fidelity Growth Company Fund	552,920	35,790,512
Fidelity Series 100 Index Fund	3,914,765	28,538,638
Fidelity Series All-Sector Equity Fund	3,995,434	42,551,377
Fidelity Series Large Cap Value Fund	4,148,355	42,935,471
Fidelity Series Small Cap Opportunities Fund (a)	891,771	7,250,094
Fidelity Small Cap Growth Fund (a)	366,507	4,456,721
Fidelity Small Cap Value Fund	355,607	4,505,547
TOTAL DOMESTIC EQUITY FUNDS		237,444,113
TOTAL DOMESTIC EQUITY FUNDS (Cost $261,651,633)		259,514,074
International Equity Funds - 3.0%

Developed International Equity Funds - 2.6%
Fidelity Diversified International Fund	478,262	11,621,773
Fidelity Europe Fund	5,040	122,669
Fidelity Japan Fund	11,161	107,704
Fidelity Overseas Fund	441,936	11,490,338
Fidelity Series International Growth Fund	882,053	7,700,322
Fidelity Series International Small Cap Fund	164,812	1,532,752
Fidelity Series International Value Fund	928,710	7,522,553
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		40,098,111
Emerging Markets Equity Funds - 0.4%
Fidelity Series Emerging Markets Fund	446,126	6,758,802
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $50,763,875)		46,856,913
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund	4,552,650	$ 38,834,104
Fidelity High Income Fund	4,685,414	39,498,037
TOTAL HIGH YIELD BOND FUNDS		78,332,141
Inflation-Protected Bond Funds - 7.1%
Fidelity Series Inflation-Protected Bond Index Fund	10,522,600	110,276,853
Investment Grade Bond Funds - 27.5%
Fidelity Series Investment Grade Bond Fund	27,961,607	327,710,033
Fidelity Strategic Real Return Fund	9,604,946	82,218,337
Fidelity Total Bond Fund	1,472,819	15,950,630
TOTAL INVESTMENT GRADE BOND FUNDS		425,879,000
TOTAL BOND FUNDS (Cost $585,249,328)		614,487,994
Short-Term Funds - 40.6%

Fidelity Institutional Money Market Portfolio Institutional Class	313,102,597	313,102,597
Fidelity Short-Term Bond Fund	37,362,114	314,962,623
TOTAL SHORT-TERM FUNDS (Cost $639,972,717)		628,065,220
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,537,637,553)	1,548,924,201
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,466)
NET ASSETS - 100%	$ 1,548,907,735
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,541,714,136. Net unrealized appreciation aggregated $7,210,065, of which $65,144,939 related to appreciated investment securities and $57,934,874 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

June 30, 2010

1.818352.105

F05-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Commodity Funds - 2.9%
Fidelity Series Commodity Strategy Fund	2,721,295	$ 27,049,676
Domestic Equity Funds - 29.1%
Fidelity Blue Chip Growth Fund	423,366	14,894,023
Fidelity Disciplined Equity Fund	2,517,626	48,716,057
Fidelity Equity-Income Fund	488,929	17,753,011
Fidelity Growth Company Fund	631,755	40,893,471
Fidelity Series 100 Index Fund	4,476,356	32,632,635
Fidelity Series All-Sector Equity Fund	4,581,696	48,795,065
Fidelity Series Large Cap Value Fund	4,754,079	49,204,721
Fidelity Series Small Cap Opportunities Fund (a)	1,020,380	8,295,691
Fidelity Small Cap Growth Fund (a)	419,882	5,105,763
Fidelity Small Cap Value Fund	407,261	5,159,991
TOTAL DOMESTIC EQUITY FUNDS		271,450,428
TOTAL DOMESTIC EQUITY FUNDS (Cost $350,843,658)		298,500,104
International Equity Funds - 9.5%

Developed International Equity Funds - 8.3%
Fidelity Diversified International Fund	855,757	20,794,895
Fidelity Europe Fund	293,527	7,144,458
Fidelity Japan Fund	318,253	3,071,141
Fidelity Overseas Fund	782,659	20,349,141
Fidelity Series International Growth Fund	1,380,524	12,051,976
Fidelity Series International Small Cap Fund	252,195	2,345,416
Fidelity Series International Value Fund	1,453,759	11,775,446
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		77,532,473
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	723,107	10,955,066
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $115,822,272)		88,487,539
Bond Funds - 38.2%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund	2,779,344	$ 23,707,806
Fidelity High Income Fund	2,856,009	24,076,159
TOTAL HIGH YIELD BOND FUNDS		47,783,965
Inflation-Protected Bond Funds - 6.4%
Fidelity Series Inflation-Protected Bond Index Fund	5,669,221	59,413,440
Investment Grade Bond Funds - 26.7%
Fidelity Series Investment Grade Bond Fund	16,370,235	191,859,159
Fidelity Strategic Real Return Fund	5,602,727	47,959,343
Fidelity Total Bond Fund	851,766	9,224,630
TOTAL INVESTMENT GRADE BOND FUNDS		249,043,132
TOTAL BOND FUNDS (Cost $351,987,495)		356,240,537
Short-Term Funds - 20.3%

Fidelity Institutional Money Market Portfolio Institutional Class	94,141,254	94,141,254
Fidelity Short-Term Bond Fund	11,227,151	94,644,882
TOTAL SHORT-TERM FUNDS (Cost $190,587,675)		188,786,136
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,009,241,100)	932,014,316
NET OTHER ASSETS (LIABILITIES) - 0.0%	(31,320)
NET ASSETS - 100%	$ 931,982,996
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,013,947,290. Net unrealized depreciation aggregated $81,932,974, of which $24,934,393 related to appreciated investment securities and $106,867,367 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

June 30, 2010

1.818356.105

F10-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.9%
	Shares	Value
Commodity Funds - 3.3%
Fidelity Series Commodity Strategy Fund	32,903,771	$ 327,063,480
Domestic Equity Funds - 32.6%
Fidelity Blue Chip Growth Fund	5,035,828	177,160,440
Fidelity Disciplined Equity Fund	29,964,700	579,816,935
Fidelity Equity-Income Fund	5,890,811	213,895,352
Fidelity Growth Company Fund	7,523,293	486,982,763
Fidelity Series 100 Index Fund	53,293,294	388,508,117
Fidelity Series All-Sector Equity Fund	54,438,677	579,771,909
Fidelity Series Large Cap Value Fund	56,529,484	585,080,159
Fidelity Series Small Cap Opportunities Fund (a)	12,145,847	98,745,733
Fidelity Small Cap Growth Fund (a)	4,994,984	60,739,010
Fidelity Small Cap Value Fund	4,844,656	61,381,791
TOTAL DOMESTIC EQUITY FUNDS		3,232,082,209
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,035,358,071)		3,559,145,689
International Equity Funds - 11.7%

Developed International Equity Funds - 10.3%
Fidelity Diversified International Fund	11,205,495	272,293,520
Fidelity Europe Fund	4,038,247	98,290,928
Fidelity Japan Fund	4,315,862	41,648,072
Fidelity Overseas Fund	10,253,406	266,588,560
Fidelity Series International Growth Fund	17,885,102	156,136,939
Fidelity Series International Small Cap Fund	3,257,964	30,299,062
Fidelity Series International Value Fund	18,820,698	152,447,652
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,017,704,733
Emerging Markets Equity Funds - 1.4%
Fidelity Series Emerging Markets Fund	9,429,349	142,854,637
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,440,532,511)		1,160,559,370
Bond Funds - 41.6%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund	29,879,116	$ 254,868,856
Fidelity High Income Fund	30,575,945	257,755,217
TOTAL HIGH YIELD BOND FUNDS		512,624,073
Inflation-Protected Bond Funds - 6.5%
Fidelity Series Inflation-Protected Bond Index Fund	61,037,640	639,674,463
Investment Grade Bond Funds - 29.9%
Fidelity Series Investment Grade Bond Fund	194,664,177	2,281,464,148
Fidelity Strategic Real Return Fund	66,892,934	572,603,519
Fidelity Total Bond Fund	10,160,849	110,041,993
TOTAL INVESTMENT GRADE BOND FUNDS		2,964,109,660
TOTAL BOND FUNDS (Cost $4,046,750,196)		4,116,408,196
Short-Term Funds - 10.8%

Fidelity Institutional Money Market Portfolio Institutional Class	531,383,998	531,383,998
Fidelity Short-Term Bond Fund	63,387,958	534,360,487
TOTAL SHORT-TERM FUNDS (Cost $1,086,958,112)		1,065,744,485
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,609,598,890)	9,901,857,740
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,899)
NET ASSETS - 100%	$ 9,901,847,841
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $10,703,019,637. Net unrealized depreciation aggregated $801,161,897, of which $345,921,616 related to appreciated investment securities and $1,147,083,513 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

June 30, 2010

1.818357.105

F15-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Commodity Funds - 3.4%
Fidelity Series Commodity Strategy Fund	28,336,847	$ 281,668,263
Domestic Equity Funds - 33.7%
Fidelity Blue Chip Growth Fund	4,319,822	151,971,353
Fidelity Disciplined Equity Fund	25,716,122	497,606,952
Fidelity Equity-Income Fund	4,992,137	181,264,503
Fidelity Growth Company Fund	6,450,788	417,559,483
Fidelity Series 100 Index Fund	45,710,995	333,233,151
Fidelity Series All-Sector Equity Fund	46,790,114	498,314,718
Fidelity Series Large Cap Value Fund	48,557,670	502,571,887
Fidelity Series Small Cap Opportunities Fund (a)	10,417,825	84,696,918
Fidelity Small Cap Growth Fund (a)	4,286,335	52,121,837
Fidelity Small Cap Value Fund	4,156,644	52,664,681
TOTAL DOMESTIC EQUITY FUNDS		2,772,005,483
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,280,041,296)		3,053,673,746
International Equity Funds - 12.1%

Developed International Equity Funds - 10.6%
Fidelity Diversified International Fund	9,655,024	234,617,072
Fidelity Europe Fund	3,244,576	78,972,977
Fidelity Japan Fund	3,543,600	34,195,741
Fidelity Overseas Fund	8,829,853	229,576,170
Fidelity Series International Growth Fund	15,543,901	135,698,259
Fidelity Series International Small Cap Fund	2,843,676	26,446,190
Fidelity Series International Value Fund	16,359,161	132,509,207
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		872,015,616
Emerging Markets Equity Funds - 1.5%
Fidelity Series Emerging Markets Fund	8,138,873	123,303,930
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,182,908,080)		995,319,546
Bond Funds - 41.2%
	Shares	Value
High Yield Bond Funds - 5.3%
Fidelity Capital & Income Fund	25,423,616	$ 216,863,441
Fidelity High Income Fund	26,048,081	219,585,322
TOTAL HIGH YIELD BOND FUNDS		436,448,763
Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund	47,574,133	498,576,912
Investment Grade Bond Funds - 29.9%
Fidelity Series Investment Grade Bond Fund	161,640,089	1,894,421,836
Fidelity Strategic Real Return Fund	55,085,048	471,528,014
Fidelity Total Bond Fund	8,610,789	93,254,844
TOTAL INVESTMENT GRADE BOND FUNDS		2,459,204,694
TOTAL BOND FUNDS (Cost $3,250,572,007)		3,394,230,369
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Institutional Class	392,809,735	392,809,735
Fidelity Short-Term Bond Fund	46,864,848	395,070,672
TOTAL SHORT-TERM FUNDS (Cost $790,898,302)		787,880,407
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,504,419,685)	8,231,104,068
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,085)
NET ASSETS - 100%	$ 8,231,098,983
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $8,532,890,027. Net unrealized depreciation aggregated $301,785,959, of which $437,754,989 related to appreciated investment securities and $739,540,948 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

June 30, 2010

1.818361.105

F20-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.2%

Commodity Funds - 4.1%
Fidelity Series Commodity Strategy Fund	76,957,641	$ 764,958,954
Domestic Equity Funds - 41.1%
Fidelity Blue Chip Growth Fund	11,829,985	416,178,857
Fidelity Disciplined Equity Fund	70,304,885	1,360,399,531
Fidelity Equity-Income Fund	13,575,300	492,919,158
Fidelity Growth Company Fund	17,641,046	1,141,904,932
Fidelity Series 100 Index Fund	124,981,101	911,112,225
Fidelity Series All-Sector Equity Fund	128,080,576	1,364,058,138
Fidelity Series Large Cap Value Fund	132,858,095	1,375,081,286
Fidelity Series Small Cap Opportunities Fund (a)	28,471,351	231,472,088
Fidelity Small Cap Growth Fund (a)	11,721,713	142,536,034
Fidelity Small Cap Value Fund	11,368,883	144,043,747
TOTAL DOMESTIC EQUITY FUNDS		7,579,705,996
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,759,734,062)		8,334,664,950
International Equity Funds - 14.8%

Developed International Equity Funds - 13.0%
Fidelity Diversified International Fund	26,444,961	642,612,545
Fidelity Europe Fund	9,248,781	225,115,332
Fidelity Japan Fund	10,060,212	97,081,045
Fidelity Overseas Fund	24,142,048	627,693,254
Fidelity Series International Growth Fund	41,923,728	365,994,147
Fidelity Series International Small Cap Fund	7,649,599	71,141,274
Fidelity Series International Value Fund	44,082,524	357,068,441
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,386,706,038

	Shares	Value
Emerging Markets Equity Funds - 1.8%
Fidelity Series Emerging Markets Fund	22,155,663	$ 335,658,300
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,999,501,263)		2,722,364,338
Bond Funds - 37.0%

High Yield Bond Funds - 7.2%
Fidelity Capital & Income Fund	77,994,769	665,295,376
Fidelity High Income Fund	79,469,597	669,928,706
TOTAL HIGH YIELD BOND FUNDS		1,335,224,082
Inflation-Protected Bond Funds - 4.4%
Fidelity Series Inflation-Protected Bond Index Fund	77,975,229	817,180,399
Investment Grade Bond Funds - 25.4%
Fidelity Series Investment Grade Bond Fund	307,257,326	3,601,055,866
Fidelity Strategic Real Return Fund	104,761,561	896,758,964
Fidelity Total Bond Fund	16,515,299	178,860,689
TOTAL INVESTMENT GRADE BOND FUNDS		4,676,675,519
TOTAL BOND FUNDS (Cost $6,557,291,631)		6,829,080,000
Short-Term Funds - 3.0%

Fidelity Institutional Money Market Portfolio Institutional Class	279,606,803	279,606,803
Fidelity Short-Term Bond Fund	33,361,620	281,238,457
TOTAL SHORT-TERM FUNDS (Cost $558,260,771)		560,845,260
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,874,787,727)	18,456,954,548
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,762)
NET ASSETS - 100%	$ 18,456,951,786
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $18,969,436,345. Net unrealized depreciation aggregated $512,481,797, of which $1,145,378,191 related to appreciated investment securities and $1,657,859,988 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

June 30, 2010

1.818369.105

F25-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Commodity Funds - 4.8%
Fidelity Series Commodity Strategy Fund	41,025,251	$ 407,790,994
Domestic Equity Funds - 46.7%
Fidelity Blue Chip Growth Fund	6,257,143	220,126,306
Fidelity Disciplined Equity Fund	37,165,881	719,159,799
Fidelity Equity-Income Fund	7,156,887	259,866,553
Fidelity Growth Company Fund	9,324,398	603,568,309
Fidelity Series 100 Index Fund	66,075,710	481,691,929
Fidelity Series All-Sector Equity Fund	67,763,925	721,685,802
Fidelity Series Large Cap Value Fund	70,258,355	727,173,976
Fidelity Series Small Cap Opportunities Fund (a)	15,051,054	122,365,066
Fidelity Small Cap Growth Fund (a)	6,197,813	75,365,405
Fidelity Small Cap Value Fund	6,010,240	76,149,747
TOTAL DOMESTIC EQUITY FUNDS		4,007,152,892
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,149,265,945)		4,414,943,886
International Equity Funds - 16.7%

Developed International Equity Funds - 14.6%
Fidelity Diversified International Fund	13,919,639	338,247,231
Fidelity Europe Fund	4,456,210	108,464,163
Fidelity Japan Fund	4,990,968	48,162,842
Fidelity Overseas Fund	12,754,287	331,611,460
Fidelity Series International Growth Fund	22,604,396	197,336,374
Fidelity Series International Small Cap Fund	4,137,770	38,481,259
Fidelity Series International Value Fund	23,779,134	192,610,982
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,254,914,311
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	11,792,784	178,660,671
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,837,285,424)		1,433,574,982
Bond Funds - 31.8%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Capital & Income Fund	39,331,577	$ 335,498,350
Fidelity High Income Fund	40,248,492	339,294,792
TOTAL HIGH YIELD BOND FUNDS		674,793,142
Inflation-Protected Bond Funds - 2.6%
Fidelity Series Inflation-Protected Bond Index Fund	21,631,781	226,701,064
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund	120,344,227	1,410,434,336
Fidelity Strategic Real Return Fund	40,691,283	348,317,385
Fidelity Total Bond Fund	6,445,360	69,803,244
TOTAL INVESTMENT GRADE BOND FUNDS		1,828,554,965
TOTAL BOND FUNDS (Cost $2,697,976,255)		2,730,049,171
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Institutional Class	54,812	54,812
Fidelity Short-Term Bond Fund	6,548	55,200
TOTAL SHORT-TERM FUNDS (Cost $109,892)		110,012
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,684,637,516)	8,578,678,051
NET OTHER ASSETS (LIABILITIES) - 0.0%	(172)
NET ASSETS - 100%	$ 8,578,677,879
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $9,698,315,526. Net unrealized depreciation aggregated $1,119,637,475, of which $253,704,658 related to appreciated investment securities and $1,373,342,133 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

June 30, 2010

1.818370.105

F30-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.8%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund	67,251,459	$ 668,479,507
Domestic Equity Funds - 50.7%
Fidelity Blue Chip Growth Fund	10,376,924	365,060,197
Fidelity Disciplined Equity Fund	61,646,299	1,192,855,880
Fidelity Equity-Income Fund	11,900,629	432,111,829
Fidelity Growth Company Fund	15,468,464	1,001,273,648
Fidelity Series 100 Index Fund	109,598,808	798,975,308
Fidelity Series All-Sector Equity Fund	112,315,148	1,196,156,322
Fidelity Series Large Cap Value Fund	116,493,702	1,205,709,820
Fidelity Series Small Cap Opportunities Fund (a)	24,963,938	202,956,815
Fidelity Small Cap Growth Fund (a)	10,279,102	124,993,880
Fidelity Small Cap Value Fund	9,969,266	126,310,603
TOTAL DOMESTIC EQUITY FUNDS		6,646,404,302
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,816,601,245)		7,314,883,809
International Equity Funds - 18.2%

Developed International Equity Funds - 15.9%
Fidelity Diversified International Fund	23,091,501	561,123,469
Fidelity Europe Fund	7,967,212	193,921,943
Fidelity Japan Fund	8,770,214	84,632,566
Fidelity Overseas Fund	21,059,466	547,546,115
Fidelity Series International Growth Fund	36,812,181	321,370,340
Fidelity Series International Small Cap Fund	6,716,769	62,465,948
Fidelity Series International Value Fund	38,653,620	313,094,319
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,084,154,700
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	19,484,973	295,197,347
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,720,719,127)		2,379,352,047
Bond Funds - 26.0%
	Shares	Value
High Yield Bond Funds - 8.0%
Fidelity Capital & Income Fund	60,769,891	$ 518,367,167
Fidelity High Income Fund	61,994,228	522,611,346
TOTAL HIGH YIELD BOND FUNDS		1,040,978,513
Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund	5,421,430	56,816,588
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund	151,968,309	1,781,068,583
Fidelity Strategic Real Return Fund	51,208,600	438,345,614
Fidelity Total Bond Fund	8,444,257	91,451,305
TOTAL INVESTMENT GRADE BOND FUNDS		2,310,865,502
TOTAL BOND FUNDS (Cost $3,311,131,812)		3,408,660,603
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,848,452,184)	13,102,896,459
NET OTHER ASSETS (LIABILITIES) - 0.0%	(138)
NET ASSETS - 100%	$ 13,102,896,321
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $13,900,792,441. Net unrealized depreciation aggregated $797,895,982, of which $747,793,356 related to appreciated investment securities and $1,545,689,338 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

June 30, 2010

1.818371.105

F35-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund	31,751,853	$ 315,613,415
Domestic Equity Funds - 55.7%
Fidelity Blue Chip Growth Fund	4,838,761	170,227,624
Fidelity Disciplined Equity Fund	28,731,091	555,946,617
Fidelity Equity-Income Fund	5,541,775	201,221,863
Fidelity Growth Company Fund	7,209,450	466,667,689
Fidelity Series 100 Index Fund	51,088,128	372,432,454
Fidelity Series All-Sector Equity Fund	52,380,132	557,848,410
Fidelity Series Large Cap Value Fund	54,312,057	562,129,790
Fidelity Series Small Cap Opportunities Fund (a)	11,631,399	94,563,272
Fidelity Small Cap Growth Fund (a)	4,790,101	58,247,632
Fidelity Small Cap Value Fund	4,645,135	58,853,864
TOTAL DOMESTIC EQUITY FUNDS		3,098,139,215
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,950,384,109)		3,413,752,630
International Equity Funds - 19.9%

Developed International Equity Funds - 17.4%
Fidelity Diversified International Fund	10,744,862	261,100,139
Fidelity Europe Fund	3,338,625	81,262,142
Fidelity Japan Fund	3,794,115	36,613,211
Fidelity Overseas Fund	9,863,536	256,451,939
Fidelity Series International Growth Fund	17,561,962	153,315,930
Fidelity Series International Small Cap Fund	3,217,272	29,920,633
Fidelity Series International Value Fund	18,469,554	149,603,387
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		968,267,381

	Shares	Value
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	9,142,421	$ 138,507,677
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,405,018,678)		1,106,775,058
Bond Funds - 18.7%

High Yield Bond Funds - 7.9%
Fidelity Capital & Income Fund	25,677,873	219,032,253
Fidelity High Income Fund	26,294,146	221,659,647
TOTAL HIGH YIELD BOND FUNDS		440,691,900
Investment Grade Bond Funds - 10.8%
Fidelity Series Investment Grade Bond Fund	39,537,831	463,383,381
Fidelity Strategic Real Return Fund	13,267,487	113,569,689
Fidelity Total Bond Fund	2,125,798	23,022,394
TOTAL INVESTMENT GRADE BOND FUNDS		599,975,464
TOTAL BOND FUNDS (Cost $1,033,949,209)		1,040,667,364
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,389,351,996)	5,561,195,052
NET OTHER ASSETS (LIABILITIES) - 0.0%	(48)
NET ASSETS - 100%	$ 5,561,195,004
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $6,399,223,582. Net unrealized depreciation aggregated $838,028,530, of which $147,990,805 related to appreciated investment securities and $986,019,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

June 30, 2010

1.818372.105

F40-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund	44,337,912	$ 440,718,841
Domestic Equity Funds - 56.6%
Fidelity Blue Chip Growth Fund	6,826,001	240,138,719
Fidelity Disciplined Equity Fund	40,521,364	784,088,399
Fidelity Equity-Income Fund	7,829,788	284,299,606
Fidelity Growth Company Fund	10,169,948	658,300,759
Fidelity Series 100 Index Fund	72,059,495	525,313,715
Fidelity Series All-Sector Equity Fund	73,842,142	786,418,817
Fidelity Series Large Cap Value Fund	76,584,948	792,654,211
Fidelity Series Small Cap Opportunities Fund (a)	16,405,507	133,376,769
Fidelity Small Cap Growth Fund (a)	6,756,374	82,157,509
Fidelity Small Cap Value Fund	6,551,972	83,013,480
TOTAL DOMESTIC EQUITY FUNDS		4,369,761,984
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,168,944,086)		4,810,480,825
International Equity Funds - 20.2%

Developed International Equity Funds - 17.7%
Fidelity Diversified International Fund	15,212,331	369,659,644
Fidelity Europe Fund	4,905,968	119,411,262
Fidelity Japan Fund	5,514,633	53,216,205
Fidelity Overseas Fund	13,939,855	362,436,228
Fidelity Series International Growth Fund	24,374,718	212,791,288
Fidelity Series International Small Cap Fund	4,457,272	41,452,631
Fidelity Series International Value Fund	25,619,580	207,518,595
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,366,485,853

	Shares	Value
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	12,816,952	$ 194,176,829
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,803,045,711)		1,560,662,682
Bond Funds - 17.5%

High Yield Bond Funds - 9.3%
Fidelity Capital & Income Fund	41,692,118	355,633,763
Fidelity High Income Fund	42,806,143	360,855,789
TOTAL HIGH YIELD BOND FUNDS		716,489,552
Investment Grade Bond Funds - 8.2%
Fidelity Series Investment Grade Bond Fund	41,672,346	488,399,896
Fidelity Strategic Real Return Fund	13,962,172	119,516,190
Fidelity Total Bond Fund	2,302,433	24,935,350
TOTAL INVESTMENT GRADE BOND FUNDS		632,851,436
TOTAL BOND FUNDS (Cost $1,318,324,246)		1,349,340,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,290,314,043)	7,720,484,495
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11)
NET ASSETS - 100%	$ 7,720,484,484
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $8,318,834,445. Net unrealized depreciation aggregated $598,349,950, of which $399,775,506 related to appreciated investment securities and $998,125,456 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2045 Fund

June 30, 2010

1.833436.104

F45-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund	11,645,544	$ 115,756,709
Domestic Equity Funds - 57.5%
Fidelity Blue Chip Growth Fund	1,747,801	61,487,638
Fidelity Disciplined Equity Fund	10,360,648	200,478,545
Fidelity Equity-Income Fund	1,983,760	72,030,335
Fidelity Growth Company Fund	2,599,946	168,294,535
Fidelity Series 100 Index Fund	18,426,808	134,331,427
Fidelity Series All-Sector Equity Fund	18,920,646	201,504,884
Fidelity Series Large Cap Value Fund	19,601,253	202,872,963
Fidelity Series Small Cap Opportunities Fund (a)	4,194,670	34,102,665
Fidelity Small Cap Growth Fund (a)	1,728,408	21,017,436
Fidelity Small Cap Value Fund	1,675,855	21,233,085
TOTAL DOMESTIC EQUITY FUNDS		1,117,353,513
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,243,497,806)		1,233,110,222
International Equity Funds - 20.5%

Developed International Equity Funds - 17.9%
Fidelity Diversified International Fund	3,870,029	94,041,710
Fidelity Europe Fund	1,090,856	26,551,447
Fidelity Japan Fund	1,278,331	12,335,898
Fidelity Overseas Fund	3,549,763	92,293,842
Fidelity Series International Growth Fund	6,508,230	56,816,851
Fidelity Series International Small Cap Fund	1,195,161	11,114,999
Fidelity Series International Value Fund	6,851,645	55,498,327
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		348,653,074

	Shares	Value
Emerging Markets Equity Funds - 2.6%
Fidelity Series Emerging Markets Fund	3,332,630	$ 50,489,343
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $442,028,401)		399,142,417
Bond Funds - 16.0%

High Yield Bond Funds - 10.6%
Fidelity Capital & Income Fund	11,991,695	102,289,162
Fidelity High Income Fund	12,271,968	103,452,694
TOTAL HIGH YIELD BOND FUNDS		205,741,856
Investment Grade Bond Funds - 5.4%
Fidelity Series Investment Grade Bond Fund	6,936,028	81,290,244
Fidelity Strategic Real Return Fund	2,295,076	19,645,850
Fidelity Total Bond Fund	373,698	4,047,154
TOTAL INVESTMENT GRADE BOND FUNDS		104,983,248
TOTAL BOND FUNDS (Cost $286,279,340)		310,725,104
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,971,805,547)	1,942,977,743
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12)
NET ASSETS - 100%	$ 1,942,977,731
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,983,127,797. Net unrealized depreciation aggregated $40,150,054, of which $135,964,188 related to appreciated investment securities and $176,114,242 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2050 Fund

June 30, 2010

1.833437.104

F50-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.2%
	Shares	Value
Commodity Funds - 6.2%
Fidelity Series Commodity Strategy Fund	9,651,243	$ 95,933,351
Domestic Equity Funds - 60.0%
Fidelity Blue Chip Growth Fund	1,450,622	51,032,876
Fidelity Disciplined Equity Fund	8,599,006	166,390,763
Fidelity Equity-Income Fund	1,651,458	59,964,446
Fidelity Growth Company Fund	2,158,294	139,706,368
Fidelity Series 100 Index Fund	15,295,884	111,506,991
Fidelity Series All-Sector Equity Fund	15,697,698	167,180,481
Fidelity Series Large Cap Value Fund	16,264,673	168,339,366
Fidelity Series Small Cap Opportunities Fund (a)	3,482,048	28,309,047
Fidelity Small Cap Growth Fund (a)	1,434,463	17,443,074
Fidelity Small Cap Value Fund	1,390,841	17,621,957
TOTAL DOMESTIC EQUITY FUNDS		927,495,369
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,050,646,761)		1,023,428,720
International Equity Funds - 22.6%

Developed International Equity Funds - 19.8%
Fidelity Diversified International Fund	3,431,499	83,385,419
Fidelity Europe Fund	1,057,811	25,747,120
Fidelity Japan Fund	1,203,218	11,611,057
Fidelity Overseas Fund	3,131,949	81,430,677
Fidelity Series International Growth Fund	5,471,252	47,764,026
Fidelity Series International Small Cap Fund	998,438	9,285,478
Fidelity Series International Value Fund	5,751,894	46,590,340
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		305,814,117

	Shares	Value
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	2,873,203	$ 43,529,021
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $389,164,452)		349,343,138
Bond Funds - 11.2%

High Yield Bond Funds - 10.6%
Fidelity Capital & Income Fund	9,569,673	81,629,307
Fidelity High Income Fund	9,800,507	82,618,272
TOTAL HIGH YIELD BOND FUNDS		164,247,579
Investment Grade Bond Funds - 0.6%
Fidelity Series Investment Grade Bond Fund	568,299	6,660,463
Fidelity Strategic Real Return Fund	180,106	1,541,707
Fidelity Total Bond Fund	33,370	361,392
TOTAL INVESTMENT GRADE BOND FUNDS		8,563,562
TOTAL BOND FUNDS (Cost $159,529,473)		172,811,141
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,599,340,686)	1,545,582,999
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100%	$ 1,545,582,999
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,608,928,922. Net unrealized depreciation aggregated $63,345,923, of which $101,811,749 related to appreciated investment securities and $165,157,672 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

June 30, 2010

1.818362.105

FRI-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund	1,972,168	$ 19,603,352
Domestic Equity Funds - 14.4%
Fidelity Blue Chip Growth Fund	599,572	21,092,937
Fidelity Disciplined Equity Fund	3,570,789	69,094,774
Fidelity Equity-Income Fund	703,871	25,557,559
Fidelity Growth Company Fund	896,644	58,039,749
Fidelity Series 100 Index Fund	6,348,931	46,283,704
Fidelity Series All-Sector Equity Fund	6,484,715	69,062,210
Fidelity Series Large Cap Value Fund	6,732,155	69,677,808
Fidelity Series Small Cap Opportunities Fund (a)	1,445,361	11,750,786
Fidelity Small Cap Growth Fund (a)	594,148	7,224,845
Fidelity Small Cap Value Fund	576,271	7,301,353
TOTAL DOMESTIC EQUITY FUNDS		359,085,725
TOTAL DOMESTIC EQUITY FUNDS (Cost $404,710,521)		404,689,077
International Equity Funds - 2.8%

Developed International Equity Funds - 2.4%
Fidelity Diversified International Fund	771,647	18,751,016
Fidelity Overseas Fund	713,259	18,544,740
Fidelity Series International Growth Fund	1,440,125	12,572,291
Fidelity Series International Small Cap Fund	267,593	2,488,618
Fidelity Series International Value Fund	1,516,753	12,285,700
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		64,642,365
Emerging Markets Equity Funds - 0.4%
Fidelity Series Emerging Markets Fund	723,316	10,958,242
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $82,356,655)		75,600,607
Bond Funds - 41.5%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund	7,878,686	$ 67,205,192
Fidelity High Income Fund	8,114,675	68,406,708
TOTAL HIGH YIELD BOND FUNDS		135,611,900
Inflation-Protected Bond Funds - 7.4%
Fidelity Series Inflation-Protected Bond Index Fund	19,075,476	199,910,992
Investment Grade Bond Funds - 29.0%
Fidelity Series Investment Grade Bond Fund	51,138,764	599,346,320
Fidelity Strategic Real Return Fund	17,427,862	149,182,502
Fidelity Total Bond Fund	2,724,066	29,501,631
TOTAL INVESTMENT GRADE BOND FUNDS		778,030,453
TOTAL BOND FUNDS (Cost $1,062,113,540)		1,113,553,345
Short-Term Funds - 40.6%

Fidelity Institutional Money Market Portfolio Institutional Class	543,525,719	543,525,719
Fidelity Short-Term Bond Fund	64,872,175	546,872,434
TOTAL SHORT-TERM FUNDS (Cost $1,108,567,658)		1,090,398,153
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,657,748,374)	2,684,241,182
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,840)
NET ASSETS - 100%	$ 2,684,238,342
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,663,749,912. Net unrealized appreciation aggregated $20,491,270, of which $107,862,941 related to appreciated investment securities and $87,371,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2000 - Class K

June 30, 2010

1.906832.100

FRX-K-X00-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.6%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F	22,140	$ 220,296
Domestic Equity Funds - 15.2%
Fidelity Spartan Total Market Index Fund Class F	47,503	1,409,427
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,778,108)		1,629,723
International Equity Funds - 3.7%

Developed International Equity Funds - 3.7%
Fidelity Series Global ex U.S. Index Fund (Cost $368,389)	37,364	339,642
Bond Funds - 38.8%

Inflation-Protected Bond Funds - 11.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	101,244	1,061,037

	Shares	Value
Investment Grade Bond Funds - 27.3%
Fidelity U.S. Bond Index Fund Class F	219,990	$ 2,521,080
TOTAL BOND FUNDS (Cost $3,493,108)		3,582,117
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $3,685,054)	3,685,054	3,685,054
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,324,659)	9,236,536
NET OTHER ASSETS (LIABILITIES) - 0.0%	(260)
NET ASSETS - 100%	$ 9,236,276
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $9,327,762. Net unrealized depreciation aggregated $91,226, of which $89,332 related to appreciated investment securities and $180,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2005 - Class K

June 30, 2010

1.906834.100

FRX-K-X05-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Commodity Funds - 4.9%
Fidelity Series Commodity Strategy Fund Class F	16,001	$ 159,209
Domestic Equity Funds - 28.6%
Fidelity Spartan Total Market Index Fund Class F	31,706	940,713
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,179,462)		1,099,922
International Equity Funds - 9.8%

Developed International Equity Funds - 9.8%
Fidelity Series Global ex U.S. Index Fund (Cost $354,241)	35,555	323,194
Bond Funds - 36.9%

Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	31,964	334,988

	Shares	Value
Investment Grade Bond Funds - 26.7%
Fidelity U.S. Bond Index Fund Class F	76,601	$ 877,852
TOTAL BOND FUNDS (Cost $1,185,171)		1,212,840
Short-Term Funds - 19.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $650,203)	650,203	650,203
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,369,077)	3,286,159
NET OTHER ASSETS (LIABILITIES) - 0.0%	(69)
NET ASSETS - 100%	$ 3,286,090
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $3,370,237. Net unrealized depreciation aggregated $84,078, of which $28,437 related to appreciated investment securities and $112,515 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2010 - Class K

June 30, 2010

1.906836.100

FRX-K-X10-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.5%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F	222,402	$ 2,212,904
Domestic Equity Funds - 32.0%
Fidelity Spartan Total Market Index Fund Class F	430,543	12,774,216
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,434,660)		14,987,120
International Equity Funds - 12.0%

Developed International Equity Funds - 12.0%
Fidelity Series Global ex U.S. Index Fund (Cost $5,330,968)	528,212	4,801,452
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	404,124	4,235,218

	Shares	Value
Investment Grade Bond Funds - 29.5%
Fidelity U.S. Bond Index Fund Class F	1,029,013	$ 11,792,491
TOTAL BOND FUNDS (Cost $15,660,748)		16,027,709
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Class F (Cost $4,144,336)	4,144,336	4,144,336
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $41,570,712)	39,960,617
NET OTHER ASSETS (LIABILITIES) - 0.0%	(863)
NET ASSETS - 100%	$ 39,959,754
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $41,597,439. Net unrealized depreciation aggregated $1,636,822, of which $367,382 related to appreciated investment securities and $2,004,204 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2015 Fund - Class K

June 30, 2010

1.906838.100

FRX-K-X15-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.6%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F	160,121	$ 1,593,206
Domestic Equity Funds - 32.9%
Fidelity Spartan Total Market Index Fund Class F	309,690	9,188,490
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,796,039)		10,781,696
International Equity Funds - 12.4%

Developed International Equity Funds - 12.4%
Fidelity Series Global ex U.S. Index Fund (Cost $3,878,544)	380,906	3,462,432
Bond Funds - 39.7%

Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	259,481	2,719,358

	Shares	Value
Investment Grade Bond Funds - 30.0%
Fidelity U.S. Bond Index Fund Class F	729,362	$ 8,358,486
TOTAL BOND FUNDS (Cost $10,809,210)		11,077,844
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Class F (Cost $2,580,531)	2,580,531	2,580,531
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $29,064,324)	27,902,503
NET OTHER ASSETS (LIABILITIES) - 0.0%	(536)
NET ASSETS - 100%	$ 27,901,967
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $29,089,096. Net unrealized depreciation aggregated $1,186,593, of which $268,984 related to appreciated investment securities and $1,455,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2020 Fund - Class K

June 30, 2010

1.906840.100

FRX-K-X20-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.7%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund Class F	637,880	$ 6,346,909
Domestic Equity Funds - 39.8%
Fidelity Spartan Total Market Index Fund Class F	1,233,540	36,599,145
TOTAL DOMESTIC EQUITY FUNDS (Cost $46,980,772)		42,946,054
International Equity Funds - 15.0%

Developed International Equity Funds - 15.0%
Fidelity Series Global ex U.S. Index Fund (Cost $15,218,400)	1,517,239	13,791,702
Bond Funds - 35.4%

Inflation-Protected Bond Funds - 7.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	632,015	6,623,520

	Shares	Value
Investment Grade Bond Funds - 28.2%
Fidelity U.S. Bond Index Fund Class F	2,264,207	$ 25,947,811
TOTAL BOND FUNDS (Cost $31,888,735)		32,571,331
Short-Term Funds - 2.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $2,722,989)	2,722,989	2,722,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $96,810,896)	92,032,076
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,759)
NET ASSETS - 100%	$ 92,030,317
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $96,875,520. Net unrealized depreciation aggregated $4,843,444, of which $683,884 related to appreciated investment securities and $5,527,328 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2025 - Class K

June 30, 2010

1.906843.100

FRX-K-X25-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Commodity Funds - 7.8%
Fidelity Series Commodity Strategy Fund Class F	271,985	$ 2,706,248
Domestic Equity Funds - 45.0%
Fidelity Spartan Total Market Index Fund Class F	525,974	15,605,649
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,842,624)		18,311,897
International Equity Funds - 17.0%

Developed International Equity Funds - 17.0%
Fidelity Series Global ex U.S. Index Fund (Cost $6,534,504)	646,939	5,880,677
Bond Funds - 30.2%
	Shares	Value
Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	137,825	$ 1,444,405
Investment Grade Bond Funds - 26.0%
Fidelity U.S. Bond Index Fund Class F	786,892	9,017,787
TOTAL BOND FUNDS (Cost $10,220,569)		10,462,192
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $36,597,697)	34,654,766
NET OTHER ASSETS (LIABILITIES) - 0.0%	(573)
NET ASSETS - 100%	$ 34,654,193
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $36,645,029. Net unrealized depreciation aggregated $1,990,263, of which $242,636 related to appreciated investment securities and $2,232,899 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2030 - Class K

June 30, 2010

1.906845.100

FRX-K-X30-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.0%
	Shares	Value
Commodity Funds - 8.4%
Fidelity Series Commodity Strategy Fund Class F	518,663	$ 5,160,695
Domestic Equity Funds - 48.6%
Fidelity Spartan Total Market Index Fund Class F	1,002,879	29,755,419
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,205,317)		34,916,114
International Equity Funds - 18.3%

Developed International Equity Funds - 18.3%
Fidelity Series Global ex U.S. Index Fund (Cost $12,376,907)	1,233,550	11,212,968
Bond Funds - 24.7%
	Shares	Value
Inflation-Protected Bond Funds - 0.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	41,286	$ 432,679
Investment Grade Bond Funds - 24.0%
Fidelity U.S. Bond Index Fund Class F	1,283,526	14,709,210
TOTAL BOND FUNDS (Cost $14,793,397)		15,141,889
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $65,375,621)	61,270,971
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,206)
NET ASSETS - 100%	$ 61,269,765
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $65,422,974. Net unrealized depreciation aggregated $4,152,003, of which $352,011 related to appreciated investment securities and $4,504,014 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2035 Fund - Class K

June 30, 2010

1.906848.100

FRX-K-35-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	184,878	$ 1,839,539
Domestic Equity Funds - 53.2%
Fidelity Spartan Total Market Index Fund Class F	357,479	10,606,415
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,532,385)		12,445,954
International Equity Funds - 20.0%

Developed International Equity Funds - 20.0%
Fidelity Series Global ex U.S. Index Fund (Cost $4,437,671)	439,703	3,996,900
Bond Funds - 17.6%
	Shares	Value
Investment Grade Bond Funds - 17.6%
Fidelity U.S. Bond Index Fund Class F (Cost $3,434,220)	307,271	$ 3,521,323
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,404,276)	19,964,177
NET OTHER ASSETS (LIABILITIES) - 0.0%	(415)
NET ASSETS - 100%	$ 19,963,762
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $21,424,934. Net unrealized depreciation aggregated $1,460,757, of which $88,820 related to appreciated investment securities and $1,549,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2040 - Class K

June 30, 2010

1.906850.100

FRX-K-X40-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F	362,082	$ 3,602,715
Domestic Equity Funds - 53.9%
Fidelity Spartan Total Market Index Fund Class F	700,129	20,772,813
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,668,762)		24,375,528
International Equity Funds - 20.3%

Developed International Equity Funds - 20.3%
Fidelity Series Global ex U.S. Index Fund (Cost $8,600,593)	861,162	7,827,967
Bond Funds - 16.5%
	Shares	Value
Investment Grade Bond Funds - 16.5%
Fidelity U.S. Bond Index Fund Class F (Cost $6,201,130)	553,696	$ 6,345,359
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $41,470,485)	38,548,854
NET OTHER ASSETS (LIABILITIES) - 0.0%	(926)
NET ASSETS - 100%	$ 38,547,928
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $41,506,911. Net unrealized depreciation aggregated $2,958,057, of which $148,595 related to appreciated investment securities and $3,106,652 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2045 Fund - Class K

June 30, 2010

1.906853.100

FRX-K-X45-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.3%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund Class F	67,775	$ 674,366
Domestic Equity Funds - 54.8%
Fidelity Spartan Total Market Index Fund Class F	131,040	3,887,942
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,990,675)		4,562,308
International Equity Funds - 20.6%

Developed International Equity Funds - 20.6%
Fidelity Series Global ex U.S. Index Fund (Cost $1,625,215)	161,182	1,465,141
Bond Funds - 15.1%
	Shares	Value
Investment Grade Bond Funds - 15.1%
Fidelity U.S. Bond Index Fund Class F (Cost $1,046,049)	93,738	$ 1,074,233
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,661,939)	7,101,682
NET OTHER ASSETS (LIABILITIES) - 0.0%	(180)
NET ASSETS - 100%	$ 7,101,502
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $7,670,009. Net unrealized depreciation aggregated $568,327, of which $29,576 related to appreciated investment securities and $597,903 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2050 Fund - Class K

June 30, 2010

1.906855.100

FRX-K-X50-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.9%
	Shares	Value
Commodity Funds - 10.0%
Fidelity Series Commodity Strategy Fund Class F	63,429	$ 631,118
Domestic Equity Funds - 56.9%
Fidelity Spartan Total Market Index Fund Class F	121,068	3,592,094
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,630,610)		4,223,212
International Equity Funds - 22.5%

Developed International Equity Funds - 22.5%
Fidelity Series Global ex U.S. Index Fund (Cost $1,543,066)	156,062	1,418,604
Bond Funds - 10.6%
	Shares	Value
Investment Grade Bond Funds - 10.6%
Fidelity U.S. Bond Index Fund Class F (Cost $654,839)	58,322	$ 668,371
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,828,515)	6,310,187
NET OTHER ASSETS (LIABILITIES) - 0.0%	(163)
NET ASSETS - 100%	$ 6,310,024
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $6,836,589. Net unrealized depreciation aggregated $526,402, of which $15,145 related to appreciated investment securities and $541,547 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM Income - Class K

June 30, 2010

1.906830.100

FRX-K-INC-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.4%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	23,501	$ 233,831
Domestic Equity Funds - 14.4%
Fidelity Spartan Total Market Index Fund Class F	56,148	1,665,915
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,079,658)		1,899,746
International Equity Funds - 3.5%

Developed International Equity Funds - 3.5%
Fidelity Series Global ex U.S. Index Fund (Cost $431,696)	43,934	399,359
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	132,596	1,389,604

	Shares	Value
Investment Grade Bond Funds - 28.1%
Fidelity U.S. Bond Index Fund Class F	283,709	$ 3,251,304
TOTAL BOND FUNDS (Cost $4,536,189)		4,640,908
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $4,631,133)	4,631,133	4,631,133
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,678,676)	11,571,146
NET OTHER ASSETS (LIABILITIES) - 0.0%	(325)
NET ASSETS - 100%	$ 11,570,821
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $11,681,480. Net unrealized depreciation aggregated $110,334, of which $105,042 related to appreciated investment securities and $215,376 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2000 Fund

June 30, 2010

1.907102.100

FF-K-00-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.8%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F	298,120	$ 2,966,294
Domestic Equity Funds - 15.4%
Fidelity Blue Chip Growth Fund Class F	49,757	1,752,933
Fidelity Disciplined Equity Fund Class F	296,677	5,740,690
Fidelity Equity-Income Fund Class F	58,766	2,135,540
Fidelity Growth Company Fund Class F	74,529	4,824,230
Fidelity Series 100 Index Fund	527,673	3,846,738
Fidelity Series All-Sector Equity Fund Class F	538,401	5,739,354
Fidelity Series Large Cap Value Fund Class F	558,572	5,786,811
Fidelity Series Small Cap Opportunities Fund Class F	119,748	975,948
Fidelity Small Cap Growth Fund Class F	49,193	600,160
Fidelity Small Cap Value Fund Class F	47,883	607,159
TOTAL DOMESTIC EQUITY FUNDS		32,009,563
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,539,893)		34,975,857
International Equity Funds - 3.0%

Developed International Equity Funds - 2.6%
Fidelity Diversified International Fund Class F	64,333	1,563,281
Fidelity Europe Fund Class F	677	16,492
Fidelity Japan Fund Class F	1,501	14,496
Fidelity Overseas Fund Class F	59,462	1,546,018
Fidelity Series International Growth Fund Class F	118,606	1,036,619
Fidelity Series International Small Cap Fund Class F	22,159	206,526
Fidelity Series International Value Fund Class F	124,875	1,012,739
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		5,396,171
Emerging Markets Equity Funds - 0.4%
Fidelity Series Emerging Markets Fund Class F	59,922	909,611
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,938,325)		6,305,782
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund Class F	613,387	$ 5,226,058
Fidelity High Income Fund Class F	631,138	5,320,490
TOTAL HIGH YIELD BOND FUNDS		10,546,548
Inflation-Protected Bond Funds - 7.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,415,659	14,836,101
Investment Grade Bond Funds - 27.5%
Fidelity Series Investment Grade Bond Fund Class F	3,764,533	44,120,332
Fidelity Strategic Real Return Fund Class F	1,293,801	11,074,935
Fidelity Total Bond Fund Class F	199,302	2,158,439
TOTAL INVESTMENT GRADE BOND FUNDS		57,353,706
TOTAL BOND FUNDS (Cost $81,860,776)		82,736,355
Short-Term Funds - 40.5%

Fidelity Institutional Money Market Portfolio Class F	42,175,661	42,175,661
Fidelity Short Term Bond Fund Class F	5,033,330	42,430,975
TOTAL SHORT-TERM FUNDS (Cost $84,287,485)		84,606,636
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $211,626,479)	208,624,630
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,608)
NET ASSETS - 100%	$ 208,616,022
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $211,792,870. Net unrealized depreciation aggregated $3,168,240, of which $1,694,194 related to appreciated investment securities and $4,862,434 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

June 30, 2010

1.907104.100

FF-K-05-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Commodity Funds - 2.9%
Fidelity Series Commodity Strategy Fund Class F	281,958	$ 2,805,485
Domestic Equity Funds - 29.1%
Fidelity Blue Chip Growth Fund Class F	43,961	1,548,761
Fidelity Disciplined Equity Fund Class F	261,834	5,066,481
Fidelity Equity-Income Fund Class F	50,898	1,849,624
Fidelity Growth Company Fund Class F	65,705	4,253,062
Fidelity Series 100 Index Fund	465,553	3,393,883
Fidelity Series All-Sector Equity Fund Class F	476,335	5,077,736
Fidelity Series Large Cap Value Fund Class F	493,911	5,116,914
Fidelity Series Small Cap Opportunities Fund Class F	105,737	861,758
Fidelity Small Cap Growth Fund Class F	43,499	530,682
Fidelity Small Cap Value Fund Class F	42,311	536,500
TOTAL DOMESTIC EQUITY FUNDS		28,235,401
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,405,630)		31,040,886
International Equity Funds - 9.5%

Developed International Equity Funds - 8.3%
Fidelity Diversified International Fund Class F	89,022	2,163,236
Fidelity Europe Fund Class F	30,504	743,381
Fidelity Japan Fund Class F	33,048	319,246
Fidelity Overseas Fund Class F	81,443	2,117,509
Fidelity Series International Growth Fund Class F	143,086	1,250,573
Fidelity Series International Small Cap Fund Class F	26,145	243,671
Fidelity Series International Value Fund Class F	150,666	1,221,903
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		8,059,519
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	74,942	1,137,626
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,146,812)		9,197,145
Bond Funds - 38.2%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund Class F	288,996	$ 2,462,244
Fidelity High Income Fund Class F	296,913	2,502,980
TOTAL HIGH YIELD BOND FUNDS		4,965,224
Inflation-Protected Bond Funds - 6.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	588,568	6,168,191
Investment Grade Bond Funds - 26.7%
Fidelity Series Investment Grade Bond Fund Class F	1,700,779	19,933,122
Fidelity Strategic Real Return Fund Class F	583,195	4,992,149
Fidelity Total Bond Fund Class F	88,896	962,748
TOTAL INVESTMENT GRADE BOND FUNDS		25,888,019
TOTAL BOND FUNDS (Cost $36,438,589)		37,021,434
Short-Term Funds - 20.3%

Fidelity Institutional Money Market Portfolio Class F	9,782,678	9,782,678
Fidelity Short Term Bond Fund Class F	1,167,136	9,838,955
TOTAL SHORT-TERM FUNDS (Cost $19,543,848)		19,621,633
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $99,534,879)	96,881,098
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,038)
NET ASSETS - 100%	$ 96,877,060
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $99,790,903. Net unrealized depreciation aggregated $2,909,805, of which $808,539 related to appreciated investment securities and $3,718,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

June 30, 2010

1.907106.100

FF-K-10-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.9%
	Shares	Value
Commodity Funds - 3.3%
Fidelity Series Commodity Strategy Fund Class F	3,480,113	$ 34,627,126
Domestic Equity Funds - 32.6%
Fidelity Blue Chip Growth Fund Class F	533,148	18,782,802
Fidelity Disciplined Equity Fund Class F	3,176,838	61,471,824
Fidelity Equity-Income Fund Class F	624,188	22,683,010
Fidelity Growth Company Fund Class F	797,592	51,628,148
Fidelity Series 100 Index Fund	5,650,190	41,189,883
Fidelity Series All-Sector Equity Fund Class F	5,771,017	61,519,037
Fidelity Series Large Cap Value Fund Class F	5,987,664	62,032,203
Fidelity Series Small Cap Opportunities Fund Class F	1,283,100	10,457,265
Fidelity Small Cap Growth Fund Class F	527,475	6,435,200
Fidelity Small Cap Value Fund Class F	513,208	6,507,479
TOTAL DOMESTIC EQUITY FUNDS		342,706,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $408,879,098)		377,333,977
International Equity Funds - 11.7%

Developed International Equity Funds - 10.3%
Fidelity Diversified International Fund Class F	1,187,889	28,865,691
Fidelity Europe Fund Class F	427,307	10,413,482
Fidelity Japan Fund Class F	456,471	4,409,514
Fidelity Overseas Fund Class F	1,087,267	28,268,950
Fidelity Series International Growth Fund Class F	1,893,452	16,548,770
Fidelity Series International Small Cap Fund Class F	344,863	3,214,126
Fidelity Series International Value Fund Class F	1,992,372	16,158,135
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		107,878,668
Emerging Markets Equity Funds - 1.4%
Fidelity Series Emerging Markets Fund Class F	997,316	15,139,260
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $136,088,109)		123,017,928
Bond Funds - 41.6%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund Class F	3,167,605	$ 26,987,993
Fidelity High Income Fund Class F	3,241,242	27,323,673
TOTAL HIGH YIELD BOND FUNDS		54,311,666
Inflation-Protected Bond Funds - 6.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,468,326	67,788,062
Investment Grade Bond Funds - 29.9%
Fidelity Series Investment Grade Bond Fund Class F	20,621,784	241,687,313
Fidelity Strategic Real Return Fund Class F	7,092,139	60,708,711
Fidelity Total Bond Fund Class F	1,078,784	11,683,225
TOTAL INVESTMENT GRADE BOND FUNDS		314,079,249
TOTAL BOND FUNDS (Cost $430,058,761)		436,178,977
Short-Term Funds - 10.8%

Fidelity Institutional Money Market Portfolio Class F	56,334,077	56,334,077
Fidelity Short Term Bond Fund Class F	6,720,164	56,650,982
TOTAL SHORT-TERM FUNDS (Cost $112,533,504)		112,985,059
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,087,559,472)	1,049,515,941
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43,204)
NET ASSETS - 100%	$ 1,049,472,737
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,089,943,398. Net unrealized depreciation aggregated $40,427,457, of which $8,346,248 related to appreciated investment securities and $48,773,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

June 30, 2010

1.907108.100

FF-K-15-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Commodity Funds - 3.4%
Fidelity Series Commodity Strategy Fund Class F	4,112,452	$ 40,918,902
Domestic Equity Funds - 33.7%
Fidelity Blue Chip Growth Fund Class F	627,751	22,115,660
Fidelity Disciplined Equity Fund Class F	3,742,740	72,422,026
Fidelity Equity-Income Fund Class F	726,684	26,407,682
Fidelity Growth Company Fund Class F	938,851	60,771,840
Fidelity Series 100 Index Fund	6,653,044	48,500,694
Fidelity Series All-Sector Equity Fund Class F	6,808,249	72,575,930
Fidelity Series Large Cap Value Fund Class F	7,060,062	73,142,247
Fidelity Series Small Cap Opportunities Fund Class F	1,510,991	12,314,574
Fidelity Small Cap Growth Fund Class F	621,413	7,581,233
Fidelity Small Cap Value Fund Class F	604,510	7,665,193
TOTAL DOMESTIC EQUITY FUNDS		403,497,079
TOTAL DOMESTIC EQUITY FUNDS (Cost $477,128,730)		444,415,981
International Equity Funds - 12.1%

Developed International Equity Funds - 10.6%
Fidelity Diversified International Fund Class F	1,405,174	34,145,729
Fidelity Europe Fund Class F	471,847	11,498,921
Fidelity Japan Fund Class F	515,091	4,975,775
Fidelity Overseas Fund Class F	1,285,423	33,421,008
Fidelity Series International Growth Fund Class F	2,256,668	19,723,277
Fidelity Series International Small Cap Fund Class F	412,894	3,848,176
Fidelity Series International Value Fund Class F	2,374,739	19,259,135
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		126,872,021
Emerging Markets Equity Funds - 1.5%
Fidelity Series Emerging Markets Fund Class F	1,181,722	17,938,533
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $160,058,956)		144,810,554
Bond Funds - 41.2%
	Shares	Value
High Yield Bond Funds - 5.3%
Fidelity Capital & Income Fund Class F	3,700,136	$ 31,525,157
Fidelity High Income Fund Class F	3,790,879	31,957,107
TOTAL HIGH YIELD BOND FUNDS		63,482,264
Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,917,982	72,500,449
Investment Grade Bond Funds - 29.9%
Fidelity Series Investment Grade Bond Fund Class F	23,500,870	275,430,200
Fidelity Strategic Real Return Fund Class F	8,028,189	68,721,300
Fidelity Total Bond Fund Class F	1,254,789	13,589,368
TOTAL INVESTMENT GRADE BOND FUNDS		357,740,868
TOTAL BOND FUNDS (Cost $485,831,388)		493,723,581
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Class F	57,166,355	57,166,355
Fidelity Short Term Bond Fund Class F	6,820,586	57,497,544
TOTAL SHORT-TERM FUNDS (Cost $114,179,568)		114,663,899
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,237,198,642)	1,197,614,015
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49,505)
NET ASSETS - 100%	$ 1,197,564,510
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,238,925,733. Net unrealized depreciation aggregated $41,311,718, of which $10,077,134 related to appreciated investment securities and $51,388,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

June 30, 2010

1.907110.100

FF-K-20-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.2%
	Shares	Value
Commodity Funds - 4.1%
Fidelity Series Commodity Strategy Fund Class F	10,046,359	$ 99,961,271
Domestic Equity Funds - 41.1%
Fidelity Blue Chip Growth Fund Class F	1,546,732	54,491,362
Fidelity Disciplined Equity Fund Class F	9,205,066	178,118,021
Fidelity Equity-Income Fund Class F	1,777,384	64,590,145
Fidelity Growth Company Fund Class F	2,309,739	149,509,404
Fidelity Series 100 Index Fund	16,364,308	119,295,808
Fidelity Series All-Sector Equity Fund Class F	16,766,610	178,732,059
Fidelity Series Large Cap Value Fund Class F	17,378,169	180,037,833
Fidelity Series Small Cap Opportunities Fund Class F	3,714,882	30,276,292
Fidelity Small Cap Growth Fund Class F	1,528,737	18,650,586
Fidelity Small Cap Value Fund Class F	1,487,296	18,858,918
TOTAL DOMESTIC EQUITY FUNDS		992,560,428
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,180,737,985)		1,092,521,699
International Equity Funds - 14.8%

Developed International Equity Funds - 13.0%
Fidelity Diversified International Fund Class F	3,462,372	84,135,630
Fidelity Europe Fund Class F	1,209,244	29,469,270
Fidelity Japan Fund Class F	1,314,671	12,699,721
Fidelity Overseas Fund Class F	3,161,868	82,208,576
Fidelity Series International Growth Fund Class F	5,476,579	47,865,301
Fidelity Series International Small Cap Fund Class F	999,220	9,312,728
Fidelity Series International Value Fund Class F	5,757,922	46,696,750
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		312,387,976
Emerging Markets Equity Funds - 1.8%
Fidelity Series Emerging Markets Fund Class F	2,892,778	43,912,368
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $393,846,172)		356,300,344
Bond Funds - 37.0%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Capital & Income Fund Class F	10,210,574	$ 86,994,089
Fidelity High Income Fund Class F	10,402,561	87,693,588
TOTAL HIGH YIELD BOND FUNDS		174,687,677
Inflation-Protected Bond Funds - 4.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,198,190	106,877,032
Investment Grade Bond Funds - 25.4%
Fidelity Series Investment Grade Bond Fund Class F	40,187,764	471,000,593
Fidelity Strategic Real Return Fund Class F	13,725,789	117,492,758
Fidelity Total Bond Fund Class F	2,166,844	23,466,924
TOTAL INVESTMENT GRADE BOND FUNDS		611,960,275
TOTAL BOND FUNDS (Cost $882,709,987)		893,524,984
Short-Term Funds - 3.0%

Fidelity Institutional Money Market Portfolio Class F	36,598,310	36,598,310
Fidelity Short Term Bond Fund Class F	4,366,620	36,810,609
TOTAL SHORT-TERM FUNDS (Cost $73,135,228)		73,408,919
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,530,429,372)	2,415,755,946
NET OTHER ASSETS (LIABILITIES) - 0.0%	(99,390)
NET ASSETS - 100%	$ 2,415,656,556
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,536,010,050. Net unrealized depreciation aggregated $120,254,104, of which $16,089,960 related to appreciated investment securities and $136,344,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

June 30, 2010

1.907113.100

FF-K-25-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Commodity Funds - 4.8%
Fidelity Series Commodity Strategy Fund Class F	5,824,121	$ 57,950,005
Domestic Equity Funds - 46.7%
Fidelity Blue Chip Growth Fund Class F	888,540	31,303,274
Fidelity Disciplined Equity Fund Class F	5,283,679	102,239,191
Fidelity Equity-Income Fund Class F	1,015,670	36,909,456
Fidelity Growth Company Fund Class F	1,325,569	85,804,090
Fidelity Series 100 Index Fund	9,393,899	68,481,525
Fidelity Series All-Sector Equity Fund Class F	9,635,299	102,712,292
Fidelity Series Large Cap Value Fund Class F	9,980,294	103,395,848
Fidelity Series Small Cap Opportunities Fund Class F	2,132,429	17,379,293
Fidelity Small Cap Growth Fund Class F	877,774	10,708,842
Fidelity Small Cap Value Fund Class F	853,923	10,827,737
TOTAL DOMESTIC EQUITY FUNDS		569,761,548
TOTAL DOMESTIC EQUITY FUNDS (Cost $675,984,365)		627,711,553
International Equity Funds - 16.7%

Developed International Equity Funds - 14.6%
Fidelity Diversified International Fund Class F	1,978,113	48,068,156
Fidelity Europe Fund Class F	631,910	15,399,644
Fidelity Japan Fund Class F	707,626	6,835,668
Fidelity Overseas Fund Class F	1,813,087	47,140,270
Fidelity Series International Growth Fund Class F	3,212,929	28,081,003
Fidelity Series International Small Cap Fund Class F	588,149	5,481,551
Fidelity Series International Value Fund Class F	3,379,870	27,410,748
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		178,417,040
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund Class F	1,674,085	25,412,605
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $225,840,255)		203,829,645
Bond Funds - 31.8%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Capital & Income Fund Class F	5,592,203	$ 47,645,568
Fidelity High Income Fund Class F	5,722,211	48,238,240
TOTAL HIGH YIELD BOND FUNDS		95,883,808
Inflation-Protected Bond Funds - 2.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,077,290	32,250,004
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund Class F	17,097,010	200,376,956
Fidelity Strategic Real Return Fund Class F	5,781,806	49,492,261
Fidelity Total Bond Fund Class F	915,585	9,915,788
TOTAL INVESTMENT GRADE BOND FUNDS		259,785,005
TOTAL BOND FUNDS (Cost $382,938,507)		387,918,817
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F	8,080	8,080
Fidelity Short Term Bond Fund Class F	966	8,142
TOTAL SHORT-TERM FUNDS (Cost $16,161)		16,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,284,779,288)	1,219,476,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(51,106)
NET ASSETS - 100%	$ 1,219,425,131
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,287,030,254. Net unrealized depreciation aggregated $67,554,017, of which $7,443,130 related to appreciated investment securities and $74,997,147 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2030 Fund

June 30, 2010

1.907115.100

FF-K-30-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.8%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund Class F	8,810,249	$ 87,661,981
Domestic Equity Funds - 50.7%
Fidelity Blue Chip Growth Fund Class F	1,361,014	47,948,530
Fidelity Disciplined Equity Fund Class F	8,096,496	156,667,200
Fidelity Equity-Income Fund Class F	1,562,417	56,778,221
Fidelity Growth Company Fund Class F	2,031,578	131,504,030
Fidelity Series 100 Index Fund	14,394,756	104,937,772
Fidelity Series All-Sector Equity Fund Class F	14,749,805	157,232,918
Fidelity Series Large Cap Value Fund Class F	15,285,538	158,358,178
Fidelity Series Small Cap Opportunities Fund Class F	3,267,556	26,630,579
Fidelity Small Cap Growth Fund Class F	1,344,894	16,407,708
Fidelity Small Cap Value Fund Class F	1,308,364	16,590,060
TOTAL DOMESTIC EQUITY FUNDS		873,055,196
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,035,069,311)		960,717,177
International Equity Funds - 18.2%

Developed International Equity Funds - 15.9%
Fidelity Diversified International Fund Class F	3,032,711	73,694,872
Fidelity Europe Fund Class F	1,045,242	25,472,540
Fidelity Japan Fund Class F	1,150,362	11,112,500
Fidelity Overseas Fund Class F	2,766,750	71,935,513
Fidelity Series International Growth Fund Class F	4,825,791	42,177,414
Fidelity Series International Small Cap Fund Class F	880,496	8,206,219
Fidelity Series International Value Fund Class F	5,066,699	41,090,930
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		273,689,988

	Shares	Value
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund Class F	2,553,591	$ 38,763,519
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $346,966,311)		312,453,507
Bond Funds - 26.0%

High Yield Bond Funds - 8.0%
Fidelity Capital & Income Fund Class F	7,981,325	68,000,891
Fidelity High Income Fund Class F	8,141,610	68,633,774
TOTAL HIGH YIELD BOND FUNDS		136,634,665
Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	710,948	7,450,738
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund Class F	19,935,030	233,638,549
Fidelity Strategic Real Return Fund Class F	6,731,398	57,620,765
Fidelity Total Bond Fund Class F	1,110,004	12,021,343
TOTAL INVESTMENT GRADE BOND FUNDS		303,280,657
TOTAL BOND FUNDS (Cost $442,879,478)		447,366,060
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $2)	2	2
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,824,915,102)	1,720,536,746
NET OTHER ASSETS (LIABILITIES) - 0.0%	(72,153)
NET ASSETS - 100%	$ 1,720,464,593
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,828,568,277. Net unrealized depreciation aggregated $108,031,531, of which $8,539,600 related to appreciated investment securities and $116,571,131 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2035 Fund

June 30, 2010

1.907117.100

FF-K-35-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F	4,586,817	$ 45,638,833
Domestic Equity Funds - 55.7%
Fidelity Blue Chip Growth Fund Class F	699,104	24,629,421
Fidelity Disciplined Equity Fund Class F	4,155,917	80,416,985
Fidelity Equity-Income Fund Class F	800,233	29,080,456
Fidelity Growth Company Fund Class F	1,042,819	67,501,666
Fidelity Series 100 Index Fund	7,389,922	53,872,533
Fidelity Series All-Sector Equity Fund Class F	7,577,859	80,779,972
Fidelity Series Large Cap Value Fund Class F	7,849,573	81,321,580
Fidelity Series Small Cap Opportunities Fund Class F	1,676,882	13,666,590
Fidelity Small Cap Growth Fund Class F	690,335	8,422,089
Fidelity Small Cap Value Fund Class F	671,505	8,514,680
TOTAL DOMESTIC EQUITY FUNDS		448,205,972
TOTAL DOMESTIC EQUITY FUNDS (Cost $531,479,766)		493,844,805
International Equity Funds - 19.9%

Developed International Equity Funds - 17.4%
Fidelity Diversified International Fund Class F	1,553,529	37,750,765
Fidelity Europe Fund Class F	481,890	11,743,656
Fidelity Japan Fund Class F	547,655	5,290,343
Fidelity Overseas Fund Class F	1,426,561	37,090,573
Fidelity Series International Growth Fund Class F	2,539,480	22,195,056
Fidelity Series International Small Cap Fund Class F	465,167	4,335,352
Fidelity Series International Value Fund Class F	2,670,602	21,658,581
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		140,064,326

	Shares	Value
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund Class F	1,320,960	$ 20,052,173
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $177,506,993)		160,116,499
Bond Funds - 18.7%

High Yield Bond Funds - 7.9%
Fidelity Capital & Income Fund Class F	3,714,745	31,649,628
Fidelity High Income Fund Class F	3,803,832	32,066,305
TOTAL HIGH YIELD BOND FUNDS		63,715,933
Investment Grade Bond Funds - 10.8%
Fidelity Series Investment Grade Bond Fund Class F	5,714,032	66,968,459
Fidelity Strategic Real Return Fund Class F	1,919,471	16,430,674
Fidelity Total Bond Fund Class F	307,139	3,326,316
TOTAL INVESTMENT GRADE BOND FUNDS		86,725,449
TOTAL BOND FUNDS (Cost $149,131,919)		150,441,382
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $2)	2	2
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $858,118,680)	804,402,688
NET OTHER ASSETS (LIABILITIES) - 0.0%	(33,973)
NET ASSETS - 100%	$ 804,368,715
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $859,913,494. Net unrealized depreciation aggregated $55,510,806, of which $3,039,130 related to appreciated investment securities and $58,549,936 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2040 Fund

June 30, 2010

1.907119.100

FF-K-40-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F	5,644,299	$ 56,160,778
Domestic Equity Funds - 56.6%
Fidelity Blue Chip Growth Fund Class F	869,722	30,640,320
Fidelity Disciplined Equity Fund Class F	5,169,607	100,031,887
Fidelity Equity-Income Fund Class F	998,086	36,270,432
Fidelity Growth Company Fund Class F	1,297,450	83,983,935
Fidelity Series 100 Index Fund	9,193,449	67,020,246
Fidelity Series All-Sector Equity Fund Class F	9,420,368	100,421,127
Fidelity Series Large Cap Value Fund Class F	9,761,514	101,129,290
Fidelity Series Small Cap Opportunities Fund Class F	2,085,796	16,999,236
Fidelity Small Cap Growth Fund Class F	858,637	10,475,369
Fidelity Small Cap Value Fund Class F	835,308	10,591,700
TOTAL DOMESTIC EQUITY FUNDS		557,563,542
TOTAL DOMESTIC EQUITY FUNDS (Cost $662,435,239)		613,724,320
International Equity Funds - 20.2%

Developed International Equity Funds - 17.7%
Fidelity Diversified International Fund Class F	1,940,450	47,152,934
Fidelity Europe Fund Class F	624,894	15,228,666
Fidelity Japan Fund Class F	702,275	6,783,972
Fidelity Overseas Fund Class F	1,778,693	46,246,027
Fidelity Series International Growth Fund Class F	3,105,531	27,142,345
Fidelity Series International Small Cap Fund Class F	567,805	5,291,944
Fidelity Series International Value Fund Class F	3,263,954	26,470,668
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		174,316,556

	Shares	Value
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund Class F	1,631,967	$ 24,773,261
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $220,764,913)		199,089,817
Bond Funds - 17.5%

High Yield Bond Funds - 9.3%
Fidelity Capital & Income Fund Class F	5,319,080	45,318,560
Fidelity High Income Fund Class F	5,460,936	46,035,688
TOTAL HIGH YIELD BOND FUNDS		91,354,248
Investment Grade Bond Funds - 8.2%
Fidelity Series Investment Grade Bond Fund Class F	5,310,994	62,244,855
Fidelity Strategic Real Return Fund Class F	1,782,022	15,254,105
Fidelity Total Bond Fund Class F	293,864	3,182,546
TOTAL INVESTMENT GRADE BOND FUNDS		80,681,506
TOTAL BOND FUNDS (Cost $171,198,191)		172,035,754
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $3)	3	3
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,054,398,346)	984,849,894
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41,381)
NET ASSETS - 100%	$ 984,808,513
Other Information

All investments are categorized as Level 1. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,056,986,858. Net unrealized depreciation aggregated $72,136,964, of which $3,175,574 related to appreciated investment securities and $75,312,538 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2045 Fund

June 30, 2010

1.907121.100

FF-K-45-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund Class F	1,515,498	$ 15,079,208
Domestic Equity Funds - 57.5%
Fidelity Blue Chip Growth Fund Class F	227,470	8,013,782
Fidelity Disciplined Equity Fund Class F	1,349,719	26,117,072
Fidelity Equity-Income Fund Class F	257,775	9,367,534
Fidelity Growth Company Fund Class F	338,694	21,923,676
Fidelity Series 100 Index Fund	2,400,562	17,500,098
Fidelity Series All-Sector Equity Fund Class F	2,465,649	26,283,822
Fidelity Series Large Cap Value Fund Class F	2,551,704	26,435,658
Fidelity Series Small Cap Opportunities Fund Class F	544,515	4,437,794
Fidelity Small Cap Growth Fund Class	224,314	2,736,625
Fidelity Small Cap Value Fund Class F	218,168	2,766,366
TOTAL DOMESTIC EQUITY FUNDS		145,582,427
TOTAL DOMESTIC EQUITY FUNDS (Cost $173,739,669)		160,661,635
International Equity Funds - 20.5%

Developed International Equity Funds - 17.9%
Fidelity Diversified International Fund Class F	503,959	12,246,209
Fidelity Europe Fund Class F	141,606	3,450,926
Fidelity Japan Fund Class F	165,826	1,601,882
Fidelity Overseas Fund Class F	462,423	12,023,000
Fidelity Series International Growth Fund Class F	848,457	7,415,517
Fidelity Series International Small Cap Fund Class F	155,828	1,452,313
Fidelity Series International Value Fund Class F	893,280	7,244,497
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		45,434,344

	Shares	Value
Emerging Markets Equity Funds - 2.6%
Fidelity Series Emerging Markets Fund Class F	433,454	$ 6,579,833
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $57,463,426)		52,014,177
Bond Funds - 16.0%

High Yield Bond Funds - 10.6%
Fidelity Capital & Income Fund Class F	1,562,373	13,311,414
Fidelity High Income Fund Class F	1,598,688	13,476,942
TOTAL HIGH YIELD BOND FUNDS		26,788,356
Investment Grade Bond Funds - 5.4%
Fidelity Series Investment Grade Bond Fund Class F	903,677	10,591,089
Fidelity Strategic Real Return Fund Class F	298,344	2,553,827
Fidelity Total Bond Fund Class F	48,652	526,901
TOTAL INVESTMENT GRADE BOND FUNDS		13,671,817
TOTAL BOND FUNDS (Cost $40,495,044)		40,460,173
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $3)	3	3
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $271,698,142)	253,135,988
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,626)
NET ASSETS - 100%	$ 253,125,362
Other Information

All investments are categorized as Level 1. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $272,383,872. Net unrealized depreciation aggregated $19,247,884, of which $704,285 related to appreciated investment securities and $19,952,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2050 Fund

June 30, 2010

1.907123.100

FF-K-50-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.2%
	Shares	Value
Commodity Funds - 6.2%
Fidelity Series Commodity Strategy Fund Class F	1,078,064	$ 10,726,736
Domestic Equity Funds - 60.0%
Fidelity Blue Chip Growth Fund Class F	162,105	5,710,942
Fidelity Disciplined Equity Fund Class F	961,967	18,614,064
Fidelity Equity-Income Fund Class F	184,390	6,700,748
Fidelity Growth Company Fund Class F	241,442	15,628,555
Fidelity Series 100 Index Fund	1,711,175	12,474,467
Fidelity Series All-Sector Equity Fund Class F	1,756,425	18,723,491
Fidelity Series Large Cap Value Fund Class F	1,818,074	18,835,242
Fidelity Series Small Cap Opportunities Fund Class F	388,161	3,163,514
Fidelity Small Cap Growth Fund Class F	159,852	1,950,192
Fidelity Small Cap Value Fund Class F	155,478	1,971,459
TOTAL DOMESTIC EQUITY FUNDS		103,772,674
TOTAL DOMESTIC EQUITY FUNDS (Cost $123,930,893)		114,499,410
International Equity Funds - 22.6%

Developed International Equity Funds - 19.8%
Fidelity Diversified International Fund Class F	383,708	9,324,112
Fidelity Europe Fund Class F	117,979	2,875,158
Fidelity Japan Fund Class F	134,136	1,295,758
Fidelity Overseas Fund Class F	350,340	9,108,828
Fidelity Series International Growth Fund Class F	612,055	5,349,364
Fidelity Series International Small Cap Fund Class F	111,685	1,040,907
Fidelity Series International Value Fund Class F	643,461	5,218,469
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		34,212,596

	Shares	Value
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund Class F	320,815	$ 4,869,968
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $43,196,777)		39,082,564
Bond Funds - 11.2%

High Yield Bond Funds - 10.6%
Fidelity Capital & Income Fund Class F	1,070,556	9,121,141
Fidelity High Income Fund Class F	1,096,220	9,241,136
TOTAL HIGH YIELD BOND FUNDS		18,362,277
Investment Grade Bond Funds - 0.6%
Fidelity Series Investment Grade Bond Fund Class F	63,814	747,895
Fidelity Strategic Real Return Fund Class F	20,132	172,333
Fidelity Total Bond Fund Class F	3,726	40,351
TOTAL INVESTMENT GRADE BOND FUNDS		960,579
TOTAL BOND FUNDS (Cost $19,489,188)		19,322,856
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $2)	2	2
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $186,616,860)	172,904,832
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,218)
NET ASSETS - 100%	$ 172,897,614
Other Information

All investments are categorized as Level 1. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $187,219,967. Net unrealized depreciation aggregated $14,315,135, of which $356,476 related to appreciated investment securities and $14,671,611 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

June 30, 2010

1.907100.100

FF-K-INC-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund Class F	195,214	$ 1,942,374
Domestic Equity Funds - 14.4%
Fidelity Blue Chip Growth Fund Class F	59,369	2,091,557
Fidelity Disciplined Equity Fund Class F	353,986	6,849,636
Fidelity Equity-Income Fund Class F	69,697	2,532,775
Fidelity Growth Company Fund Class F	88,887	5,753,640
Fidelity Series 100 Index Fund	629,488	4,588,965
Fidelity Series All-Sector Equity Fund Class F	642,847	6,852,744
Fidelity Series Large Cap Value Fund Class F	666,817	6,908,224
Fidelity Series Small Cap Opportunities Fund Class F	142,785	1,163,696
Fidelity Small Cap Growth Fund Class F	58,667	715,741
Fidelity Small Cap Value Fund Class F	57,116	724,235
TOTAL DOMESTIC EQUITY FUNDS		38,181,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,274,605)		40,123,587
International Equity Funds - 2.8%

Developed International Equity Funds - 2.4%
Fidelity Diversified International Fund Class F	76,492	1,858,749
Fidelity Overseas Fund Class F	70,729	1,838,960
Fidelity Series International Growth Fund Class F	142,535	1,245,756
Fidelity Series International Small Cap Fund Class F	26,528	247,239
Fidelity Series International Value Fund Class F	150,179	1,217,948
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		6,408,652
Emerging Markets Equity Funds - 0.4%
Fidelity Series Emerging Markets Fund Class F	71,568	1,086,403
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,043,102)		7,495,055
Bond Funds - 41.5%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund Class F	781,105	$ 6,655,017
Fidelity High Income Fund Class F	804,438	6,781,415
TOTAL HIGH YIELD BOND FUNDS		13,436,432
Inflation-Protected Bond Funds - 7.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,891,428	19,822,170
Investment Grade Bond Funds - 29.0%
Fidelity Series Investment Grade Bond Fund Class F	5,066,227	59,376,175
Fidelity Strategic Real Return Fund Class F	1,728,549	14,796,381
Fidelity Total Bond Fund Class F	270,111	2,925,302
TOTAL INVESTMENT GRADE BOND FUNDS		77,097,858
TOTAL BOND FUNDS (Cost $109,016,623)		110,356,460
Short-Term Funds - 40.6%

Fidelity Institutional Money Market Portfolio Class F	53,893,983	53,893,983
Fidelity Short Term Bond Fund Class F	6,432,534	54,226,261
TOTAL SHORT-TERM FUNDS (Cost $107,743,201)		108,120,244
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $268,077,531)	266,095,346
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,554)
NET ASSETS - 100%	$ 266,084,792
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $268,317,011. Net unrealized depreciation aggregated $2,221,665, of which $2,051,029 related to appreciated investment securities and $4,272,694 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010